UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
                             BlackRock Floating Rate Income Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2025

Date of reporting period: 07/31/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
BlackRock Floating Rate Income Portfolio

Institutional Shares | BFRIX

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$71	0.68%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Institutional Shares returned 6.87%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 4.00%, and the Morningstar LSTA Leveraged Loan Index returned 7.50%.

What contributed to performance?

With respect to credit tiers, B and BB rated securities were the leading contributors to absolute performance. At the sector level, the largest contributions came from information technology, property and casualty, and healthcare issues. The Fund used derivatives to manage its portfolio positioning, and this aspect of its strategy was an additional contributor. Holdings in cash also added to absolute returns.

What detracted from performance?

At a time of strong returns for the broader market, no aspect of the Fund’s positioning significantly detracted from absolute performance. With this said, an allocation to D rated securities was a small detractor, as was a position in the construction machinery sector.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Universal Index	Morningstar LSTA Leveraged Loan Index
Jul 15	$10,000	$10,000	$10,000
Aug 15	$9,957	$9,971	$9,930
Sep 15	$9,902	$10,010	$9,866
Oct 15	$9,915	$10,042	$9,848
Nov 15	$9,849	$10,005	$9,761
Dec 15	$9,795	$9,955	$9,659
Jan 16	$9,761	$10,065	$9,596
Feb 16	$9,704	$10,136	$9,545
Mar 16	$9,908	$10,261	$9,808
Apr 16	$10,063	$10,330	$10,003
May 16	$10,132	$10,339	$10,092
Jun 16	$10,108	$10,521	$10,094
Jul 16	$10,246	$10,607	$10,239
Aug 16	$10,304	$10,619	$10,316
Sep 16	$10,372	$10,621	$10,405
Oct 16	$10,421	$10,551	$10,491
Nov 16	$10,457	$10,314	$10,518
Dec 16	$10,575	$10,344	$10,640
Jan 17	$10,623	$10,381	$10,699
Feb 17	$10,665	$10,461	$10,753
Mar 17	$10,671	$10,457	$10,762
Apr 17	$10,717	$10,544	$10,809
May 17	$10,753	$10,625	$10,848
Jun 17	$10,746	$10,616	$10,844
Jul 17	$10,836	$10,669	$10,918
Aug 17	$10,820	$10,761	$10,913
Sep 17	$10,866	$10,723	$10,956
Oct 17	$10,926	$10,736	$11,022
Nov 17	$10,920	$10,720	$11,034
Dec 17	$10,960	$10,767	$11,078
Jan 18	$11,066	$10,664	$11,185
Feb 18	$11,059	$10,563	$11,207
Mar 18	$11,078	$10,616	$11,239
Apr 18	$11,119	$10,545	$11,285
May 18	$11,131	$10,603	$11,304
Jun 18	$11,128	$10,587	$11,317
Jul 18	$11,205	$10,609	$11,401
Aug 18	$11,249	$10,662	$11,446
Sep 18	$11,314	$10,616	$11,525
Oct 18	$11,303	$10,527	$11,522
Nov 18	$11,203	$10,574	$11,418
Dec 18	$10,906	$10,740	$11,127
Jan 19	$11,184	$10,888	$11,410
Feb 19	$11,365	$10,900	$11,592
Mar 19	$11,336	$11,097	$11,572
Apr 19	$11,522	$11,112	$11,763
May 19	$11,468	$11,282	$11,737
Jun 19	$11,516	$11,442	$11,766
Jul 19	$11,612	$11,476	$11,860
Aug 19	$11,601	$11,736	$11,828
Sep 19	$11,670	$11,685	$11,883
Oct 19	$11,633	$11,723	$11,829
Nov 19	$11,710	$11,720	$11,899
Dec 19	$11,871	$11,738	$12,089
Jan 20	$11,903	$11,948	$12,156
Feb 20	$11,707	$12,127	$11,995
Mar 20	$10,490	$11,891	$10,512
Apr 20	$10,940	$12,129	$10,985
May 20	$11,292	$12,242	$11,402
Jun 20	$11,352	$12,344	$11,532
Jul 20	$11,571	$12,561	$11,757
Aug 20	$11,702	$12,489	$11,933
Sep 20	$11,774	$12,466	$12,008
Oct 20	$11,764	$12,421	$12,033
Nov 20	$12,035	$12,584	$12,301
Dec 20	$12,182	$12,627	$12,466
Jan 21	$12,280	$12,548	$12,615
Feb 21	$12,336	$12,386	$12,689
Mar 21	$12,336	$12,242	$12,688
Apr 21	$12,395	$12,345	$12,754
May 21	$12,457	$12,392	$12,828
Jun 21	$12,505	$12,482	$12,875
Jul 21	$12,478	$12,607	$12,873
Aug 21	$12,538	$12,599	$12,935
Sep 21	$12,600	$12,491	$13,018
Oct 21	$12,635	$12,481	$13,052
Nov 21	$12,590	$12,496	$13,032
Dec 21	$12,676	$12,488	$13,115
Jan 22	$12,696	$12,214	$13,163
Feb 22	$12,627	$12,047	$13,095
Mar 22	$12,640	$11,724	$13,101
Apr 22	$12,602	$11,287	$13,130
May 22	$12,322	$11,349	$12,794
Jun 22	$12,016	$11,122	$12,517
Jul 22	$12,343	$11,402	$12,784
Aug 22	$12,492	$11,105	$12,977
Sep 22	$12,224	$10,627	$12,681
Oct 22	$12,399	$10,510	$12,807
Nov 22	$12,566	$10,902	$12,960
Dec 22	$12,618	$10,865	$13,014
Jan 23	$12,941	$11,202	$13,361
Feb 23	$12,982	$10,927	$13,438
Mar 23	$13,020	$11,183	$13,434
Apr 23	$13,150	$11,252	$13,575
May 23	$13,127	$11,135	$13,550
Jun 23	$13,423	$11,118	$13,857
Jul 23	$13,576	$11,129	$14,035
Aug 23	$13,705	$11,062	$14,199
Sep 23	$13,790	$10,798	$14,336
Oct 23	$13,764	$10,636	$14,333
Nov 23	$13,967	$11,114	$14,508
Dec 23	$14,205	$11,536	$14,747
Jan 24	$14,281	$11,508	$14,847
Feb 24	$14,412	$11,370	$14,982
Mar 24	$14,548	$11,482	$15,109
Apr 24	$14,620	$11,214	$15,200
May 24	$14,736	$11,400	$15,343
Jun 24	$14,775	$11,504	$15,397
Jul 24	$14,878	$11,765	$15,502
Aug 24	$14,982	$11,938	$15,600
Sep 24	$15,067	$12,102	$15,711
Oct 24	$15,196	$11,827	$15,847
Nov 24	$15,306	$11,952	$15,978
Dec 24	$15,370	$11,771	$16,068
Jan 25	$15,474	$11,842	$16,179
Feb 25	$15,476	$12,087	$16,196
Mar 25	$15,406	$12,084	$16,145
Apr 25	$15,414	$12,127	$16,137
May 25	$15,669	$12,065	$16,387
Jun 25	$15,775	$12,253	$16,519
Jul 25	$15,901	$12,236	$16,664

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	6.87%	6.56%	4.75%
Bloomberg U.S. Universal Index...
	4.00	(0.52)	2.04
Morningstar LSTA Leveraged Loan Index...
	7.50	7.22	5.24

Key Fund statistics

Net Assets...
$3,572,144,216
Number of Portfolio Holdings...
464
Net Investment Advisory Fees...
$19,779,918
Portfolio Turnover Rate...
47%

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Floating Rate Income Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
95.0%
Investment Companies...
3.5
Fixed Rate Loan Interests...
0.6
Corporate Bonds...
0.5
Common Stocks...
0.4
Preferred Securities...
0.0Footnote Reference(b)
Warrants...
-
Other Interests...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
8.3
BB/Ba...
27.4
B...
55.6
CCC/Caa...
3.9
CC/Ca...
0.1
N/R...
4.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Morningstar, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Floating Rate Income Portfolio

Institutional Shares | BFRIX

Annual Shareholder Report — July 31, 2025

BFRIX-07/25-AR

BlackRock Floating Rate Income Portfolio

Investor A Shares | BFRAX

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$97	0.94%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Investor A Shares returned 6.60%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 4.00%, and the Morningstar LSTA Leveraged Loan Index returned 7.50%.

What contributed to performance?

With respect to credit tiers, B and BB rated securities were the leading contributors to absolute performance. At the sector level, the largest contributions came from information technology, property and casualty, and healthcare issues. The Fund used derivatives to manage its portfolio positioning, and this aspect of its strategy was an additional contributor. Holdings in cash also added to absolute returns.

What detracted from performance?

At a time of strong returns for the broader market, no aspect of the Fund’s positioning significantly detracted from absolute performance. With this said, an allocation to D rated securities was a small detractor, as was a position in the construction machinery sector.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Universal Index	Morningstar LSTA Leveraged Loan Index
Jul 15	$9,750	$10,000	$10,000
Aug 15	$9,705	$9,971	$9,930
Sep 15	$9,649	$10,010	$9,866
Oct 15	$9,659	$10,042	$9,848
Nov 15	$9,592	$10,005	$9,761
Dec 15	$9,527	$9,955	$9,659
Jan 16	$9,500	$10,065	$9,596
Feb 16	$9,443	$10,136	$9,545
Mar 16	$9,638	$10,261	$9,808
Apr 16	$9,776	$10,330	$10,003
May 16	$9,850	$10,339	$10,092
Jun 16	$9,824	$10,521	$10,094
Jul 16	$9,946	$10,607	$10,239
Aug 16	$10,010	$10,619	$10,316
Sep 16	$10,074	$10,621	$10,405
Oct 16	$10,118	$10,551	$10,491
Nov 16	$10,151	$10,314	$10,518
Dec 16	$10,253	$10,344	$10,640
Jan 17	$10,307	$10,381	$10,699
Feb 17	$10,345	$10,461	$10,753
Mar 17	$10,348	$10,457	$10,762
Apr 17	$10,380	$10,544	$10,809
May 17	$10,422	$10,625	$10,848
Jun 17	$10,413	$10,616	$10,844
Jul 17	$10,497	$10,669	$10,918
Aug 17	$10,479	$10,761	$10,913
Sep 17	$10,511	$10,723	$10,956
Oct 17	$10,576	$10,736	$11,022
Nov 17	$10,568	$10,720	$11,034
Dec 17	$10,604	$10,767	$11,078
Jan 18	$10,693	$10,664	$11,185
Feb 18	$10,694	$10,563	$11,207
Mar 18	$10,710	$10,616	$11,239
Apr 18	$10,748	$10,545	$11,285
May 18	$10,756	$10,603	$11,304
Jun 18	$10,750	$10,587	$11,317
Jul 18	$10,822	$10,609	$11,401
Aug 18	$10,862	$10,662	$11,446
Sep 18	$10,922	$10,616	$11,525
Oct 18	$10,909	$10,527	$11,522
Nov 18	$10,810	$10,574	$11,418
Dec 18	$10,521	$10,740	$11,127
Jan 19	$10,786	$10,888	$11,410
Feb 19	$10,958	$10,900	$11,592
Mar 19	$10,927	$11,097	$11,572
Apr 19	$11,093	$11,112	$11,763
May 19	$11,050	$11,282	$11,737
Jun 19	$11,082	$11,442	$11,766
Jul 19	$11,184	$11,476	$11,860
Aug 19	$11,170	$11,736	$11,828
Sep 19	$11,234	$11,685	$11,883
Oct 19	$11,196	$11,723	$11,829
Nov 19	$11,267	$11,720	$11,899
Dec 19	$11,419	$11,738	$12,089
Jan 20	$11,447	$11,948	$12,156
Feb 20	$11,256	$12,127	$11,995
Mar 20	$10,084	$11,891	$10,512
Apr 20	$10,514	$12,129	$10,985
May 20	$10,838	$12,242	$11,402
Jun 20	$10,905	$12,344	$11,532
Jul 20	$11,113	$12,561	$11,757
Aug 20	$11,237	$12,489	$11,933
Sep 20	$11,292	$12,466	$12,008
Oct 20	$11,292	$12,421	$12,033
Nov 20	$11,549	$12,584	$12,301
Dec 20	$11,687	$12,627	$12,466
Jan 21	$11,767	$12,548	$12,615
Feb 21	$11,831	$12,386	$12,689
Mar 21	$11,828	$12,242	$12,688
Apr 21	$11,871	$12,345	$12,754
May 21	$11,940	$12,392	$12,828
Jun 21	$11,972	$12,482	$12,875
Jul 21	$11,956	$12,607	$12,873
Aug 21	$11,999	$12,599	$12,935
Sep 21	$12,068	$12,491	$13,018
Oct 21	$12,087	$12,481	$13,052
Nov 21	$12,054	$12,496	$13,032
Dec 21	$12,134	$12,488	$13,115
Jan 22	$12,151	$12,214	$13,163
Feb 22	$12,082	$12,047	$13,095
Mar 22	$12,093	$11,724	$13,101
Apr 22	$12,053	$11,287	$13,130
May 22	$11,783	$11,349	$12,794
Jun 22	$11,476	$11,122	$12,517
Jul 22	$11,798	$11,402	$12,784
Aug 22	$11,938	$11,105	$12,977
Sep 22	$11,680	$10,627	$12,681
Oct 22	$11,833	$10,510	$12,807
Nov 22	$12,002	$10,902	$12,960
Dec 22	$12,050	$10,865	$13,014
Jan 23	$12,355	$11,202	$13,361
Feb 23	$12,392	$10,927	$13,438
Mar 23	$12,426	$11,183	$13,434
Apr 23	$12,548	$11,252	$13,575
May 23	$12,510	$11,135	$13,550
Jun 23	$12,803	$11,118	$13,857
Jul 23	$12,947	$11,129	$14,035
Aug 23	$13,067	$11,062	$14,199
Sep 23	$13,131	$10,798	$14,336
Oct 23	$13,118	$10,636	$14,333
Nov 23	$13,295	$11,114	$14,508
Dec 23	$13,519	$11,536	$14,747
Jan 24	$13,602	$11,508	$14,847
Feb 24	$13,725	$11,370	$14,982
Mar 24	$13,851	$11,482	$15,109
Apr 24	$13,917	$11,214	$15,200
May 24	$14,025	$11,400	$15,343
Jun 24	$14,059	$11,504	$15,397
Jul 24	$14,154	$11,765	$15,502
Aug 24	$14,235	$11,938	$15,600
Sep 24	$14,328	$12,102	$15,711
Oct 24	$14,433	$11,827	$15,847
Nov 24	$14,549	$11,952	$15,978
Dec 24	$14,607	$11,771	$16,068
Jan 25	$14,703	$11,842	$16,179
Feb 25	$14,702	$12,087	$16,196
Mar 25	$14,617	$12,084	$16,145
Apr 25	$14,636	$12,127	$16,137
May 25	$14,860	$12,065	$16,387
Jun 25	$14,972	$12,253	$16,519
Jul 25	$15,088	$12,236	$16,664

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	6.60%	6.31%	4.46%
Investor A Shares (with sales charge)...
	3.94	5.77	4.20
Bloomberg U.S. Universal Index...
	4.00	(0.52)	2.04
Morningstar LSTA Leveraged Loan Index...
	7.50	7.22	5.24

Key Fund statistics

Net Assets...
$3,572,144,216
Number of Portfolio Holdings...
464
Net Investment Advisory Fees...
$19,779,918
Portfolio Turnover Rate...
47%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Floating Rate Income Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
95.0%
Investment Companies...
3.5
Fixed Rate Loan Interests...
0.6
Corporate Bonds...
0.5
Common Stocks...
0.4
Preferred Securities...
0.0Footnote Reference(b)
Warrants...
-
Other Interests...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
8.3
BB/Ba...
27.4
B...
55.6
CCC/Caa...
3.9
CC/Ca...
0.1
N/R...
4.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Morningstar, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Floating Rate Income Portfolio

Investor A Shares | BFRAX

Annual Shareholder Report — July 31, 2025

BFRAX-07/25-AR

BlackRock Floating Rate Income Portfolio

Investor C Shares | BFRCX

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$173	1.68%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Investor C Shares returned 5.82%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 4.00%, and the Morningstar LSTA Leveraged Loan Index returned 7.50%.

What contributed to performance?

With respect to credit tiers, B and BB rated securities were the leading contributors to absolute performance. At the sector level, the largest contributions came from information technology, property and casualty, and healthcare issues. The Fund used derivatives to manage its portfolio positioning, and this aspect of its strategy was an additional contributor. Holdings in cash also added to absolute returns.

What detracted from performance?

At a time of strong returns for the broader market, no aspect of the Fund’s positioning significantly detracted from absolute performance. With this said, an allocation to D rated securities was a small detractor, as was a position in the construction machinery sector.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Universal Index	Morningstar LSTA Leveraged Loan Index
Jul 15	$10,000	$10,000	$10,000
Aug 15	$9,939	$9,971	$9,930
Sep 15	$9,885	$10,010	$9,866
Oct 15	$9,890	$10,042	$9,848
Nov 15	$9,816	$10,005	$9,761
Dec 15	$9,743	$9,955	$9,659
Jan 16	$9,700	$10,065	$9,596
Feb 16	$9,646	$10,136	$9,545
Mar 16	$9,840	$10,261	$9,808
Apr 16	$9,976	$10,330	$10,003
May 16	$10,045	$10,339	$10,092
Jun 16	$10,003	$10,521	$10,094
Jul 16	$10,131	$10,607	$10,239
Aug 16	$10,180	$10,619	$10,316
Sep 16	$10,249	$10,621	$10,405
Oct 16	$10,288	$10,551	$10,491
Nov 16	$10,315	$10,314	$10,518
Dec 16	$10,413	$10,344	$10,640
Jan 17	$10,450	$10,381	$10,699
Feb 17	$10,494	$10,461	$10,753
Mar 17	$10,480	$10,457	$10,762
Apr 17	$10,517	$10,544	$10,809
May 17	$10,553	$10,625	$10,848
Jun 17	$10,537	$10,616	$10,844
Jul 17	$10,616	$10,669	$10,918
Aug 17	$10,581	$10,761	$10,913
Sep 17	$10,617	$10,723	$10,956
Oct 17	$10,676	$10,736	$11,022
Nov 17	$10,662	$10,720	$11,034
Dec 17	$10,681	$10,767	$11,078
Jan 18	$10,775	$10,664	$11,185
Feb 18	$10,770	$10,563	$11,207
Mar 18	$10,780	$10,616	$11,239
Apr 18	$10,811	$10,545	$11,285
May 18	$10,802	$10,603	$11,304
Jun 18	$10,790	$10,587	$11,317
Jul 18	$10,866	$10,609	$11,401
Aug 18	$10,899	$10,662	$11,446
Sep 18	$10,953	$10,616	$11,525
Oct 18	$10,933	$10,527	$11,522
Nov 18	$10,827	$10,574	$11,418
Dec 18	$10,531	$10,740	$11,127
Jan 19	$10,790	$10,888	$11,410
Feb 19	$10,956	$10,900	$11,592
Mar 19	$10,918	$11,097	$11,572
Apr 19	$11,077	$11,112	$11,763
May 19	$11,016	$11,282	$11,737
Jun 19	$11,053	$11,442	$11,766
Jul 19	$11,136	$11,476	$11,860
Aug 19	$11,127	$11,736	$11,828
Sep 19	$11,183	$11,685	$11,883
Oct 19	$11,138	$11,723	$11,829
Nov 19	$11,202	$11,720	$11,899
Dec 19	$11,346	$11,738	$12,089
Jan 20	$11,367	$11,948	$12,156
Feb 20	$11,170	$12,127	$11,995
Mar 20	$10,000	$11,891	$10,512
Apr 20	$10,409	$12,129	$10,985
May 20	$10,735	$12,242	$11,402
Jun 20	$10,795	$12,344	$11,532
Jul 20	$10,994	$12,561	$11,757
Aug 20	$11,109	$12,489	$11,933
Sep 20	$11,155	$12,466	$12,008
Oct 20	$11,148	$12,421	$12,033
Nov 20	$11,394	$12,584	$12,301
Dec 20	$11,523	$12,627	$12,466
Jan 21	$11,606	$12,548	$12,615
Feb 21	$11,651	$12,386	$12,689
Mar 21	$11,640	$12,242	$12,688
Apr 21	$11,675	$12,345	$12,754
May 21	$11,735	$12,392	$12,828
Jun 21	$11,759	$12,482	$12,875
Jul 21	$11,735	$12,607	$12,873
Aug 21	$11,782	$12,599	$12,935
Sep 21	$11,830	$12,491	$13,018
Oct 21	$11,841	$12,481	$13,052
Nov 21	$11,802	$12,496	$13,032
Dec 21	$11,872	$12,488	$13,115
Jan 22	$11,881	$12,214	$13,163
Feb 22	$11,807	$12,047	$13,095
Mar 22	$11,809	$11,724	$13,101
Apr 22	$11,764	$11,287	$13,130
May 22	$11,492	$11,349	$12,794
Jun 22	$11,186	$11,122	$12,517
Jul 22	$11,493	$11,402	$12,784
Aug 22	$11,622	$11,105	$12,977
Sep 22	$11,363	$10,627	$12,681
Oct 22	$11,516	$10,510	$12,807
Nov 22	$11,661	$10,902	$12,960
Dec 22	$11,699	$10,865	$13,014
Jan 23	$11,989	$11,202	$13,361
Feb 23	$12,017	$10,927	$13,438
Mar 23	$12,042	$11,183	$13,434
Apr 23	$12,153	$11,252	$13,575
May 23	$12,108	$11,135	$13,550
Jun 23	$12,384	$11,118	$13,857
Jul 23	$12,515	$11,129	$14,035
Aug 23	$12,631	$11,062	$14,199
Sep 23	$12,693	$10,798	$14,336
Oct 23	$12,680	$10,636	$14,333
Nov 23	$12,852	$11,114	$14,508
Dec 23	$13,068	$11,536	$14,747
Jan 24	$13,148	$11,508	$14,847
Feb 24	$13,267	$11,370	$14,982
Mar 24	$13,389	$11,482	$15,109
Apr 24	$13,453	$11,214	$15,200
May 24	$13,557	$11,400	$15,343
Jun 24	$13,590	$11,504	$15,397
Jul 24	$13,682	$11,765	$15,502
Aug 24	$13,760	$11,938	$15,600
Sep 24	$13,850	$12,102	$15,711
Oct 24	$13,952	$11,827	$15,847
Nov 24	$14,064	$11,952	$15,978
Dec 24	$14,120	$11,771	$16,068
Jan 25	$14,213	$11,842	$16,179
Feb 25	$14,211	$12,087	$16,196
Mar 25	$14,129	$12,084	$16,145
Apr 25	$14,148	$12,127	$16,137
May 25	$14,364	$12,065	$16,387
Jun 25	$14,473	$12,253	$16,519
Jul 25	$14,585	$12,236	$16,664

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	5.82%	5.50%	3.85%
Investor C Shares (with sales charge)...
	4.83	5.50	3.85
Bloomberg U.S. Universal Index...
	4.00	(0.52)	2.04
Morningstar LSTA Leveraged Loan Index...
	7.50	7.22	5.24

Key Fund statistics

Net Assets...
$3,572,144,216
Number of Portfolio Holdings...
464
Net Investment Advisory Fees...
$19,779,918
Portfolio Turnover Rate...
47%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Floating Rate Income Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
95.0%
Investment Companies...
3.5
Fixed Rate Loan Interests...
0.6
Corporate Bonds...
0.5
Common Stocks...
0.4
Preferred Securities...
0.0Footnote Reference(b)
Warrants...
-
Other Interests...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
8.3
BB/Ba...
27.4
B...
55.6
CCC/Caa...
3.9
CC/Ca...
0.1
N/R...
4.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Morningstar, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Floating Rate Income Portfolio

Investor C Shares | BFRCX

Annual Shareholder Report — July 31, 2025

BFRCX-07/25-AR

BlackRock Floating Rate Income Portfolio

Class K Shares | BFRKX

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$61	0.59%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Class K Shares returned 6.97%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 4.00%, and the Morningstar LSTA Leveraged Loan Index returned 7.50%.

What contributed to performance?

With respect to credit tiers, B and BB rated securities were the leading contributors to absolute performance. At the sector level, the largest contributions came from information technology, property and casualty, and healthcare issues. The Fund used derivatives to manage its portfolio positioning, and this aspect of its strategy was an additional contributor. Holdings in cash also added to absolute returns.

What detracted from performance?

At a time of strong returns for the broader market, no aspect of the Fund’s positioning significantly detracted from absolute performance. With this said, an allocation to D rated securities was a small detractor, as was a position in the construction machinery sector.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Universal Index	Morningstar LSTA Leveraged Loan Index
Jul 15	$10,000	$10,000	$10,000
Aug 15	$9,954	$9,971	$9,930
Sep 15	$9,896	$10,010	$9,866
Oct 15	$9,906	$10,042	$9,848
Nov 15	$9,838	$10,005	$9,761
Dec 15	$9,771	$9,955	$9,659
Jan 16	$9,744	$10,065	$9,596
Feb 16	$9,685	$10,136	$9,545
Mar 16	$9,876	$10,261	$9,808
Apr 16	$10,031	$10,330	$10,003
May 16	$10,100	$10,339	$10,092
Jun 16	$10,076	$10,521	$10,094
Jul 16	$10,214	$10,607	$10,239
Aug 16	$10,273	$10,619	$10,316
Sep 16	$10,352	$10,621	$10,405
Oct 16	$10,400	$10,551	$10,491
Nov 16	$10,437	$10,314	$10,518
Dec 16	$10,545	$10,344	$10,640
Jan 17	$10,593	$10,381	$10,699
Feb 17	$10,646	$10,461	$10,753
Mar 17	$10,642	$10,457	$10,762
Apr 17	$10,689	$10,544	$10,809
May 17	$10,735	$10,625	$10,848
Jun 17	$10,728	$10,616	$10,844
Jul 17	$10,818	$10,669	$10,918
Aug 17	$10,792	$10,761	$10,913
Sep 17	$10,838	$10,723	$10,956
Oct 17	$10,908	$10,736	$11,022
Nov 17	$10,903	$10,720	$11,034
Dec 17	$10,932	$10,767	$11,078
Jan 18	$11,037	$10,664	$11,185
Feb 18	$11,041	$10,563	$11,207
Mar 18	$11,061	$10,616	$11,239
Apr 18	$11,102	$10,545	$11,285
May 18	$11,104	$10,603	$11,304
Jun 18	$11,101	$10,587	$11,317
Jul 18	$11,189	$10,609	$11,401
Aug 18	$11,234	$10,662	$11,446
Sep 18	$11,299	$10,616	$11,525
Oct 18	$11,288	$10,527	$11,522
Nov 18	$11,178	$10,574	$11,418
Dec 18	$10,893	$10,740	$11,127
Jan 19	$11,171	$10,888	$11,410
Feb 19	$11,353	$10,900	$11,592
Mar 19	$11,324	$11,097	$11,572
Apr 19	$11,499	$11,112	$11,763
May 19	$11,446	$11,282	$11,737
Jun 19	$11,494	$11,442	$11,766
Jul 19	$11,591	$11,476	$11,860
Aug 19	$11,592	$11,736	$11,828
Sep 19	$11,660	$11,685	$11,883
Oct 19	$11,625	$11,723	$11,829
Nov 19	$11,702	$11,720	$11,899
Dec 19	$11,863	$11,738	$12,089
Jan 20	$11,883	$11,948	$12,156
Feb 20	$11,700	$12,127	$11,995
Mar 20	$10,484	$11,891	$10,512
Apr 20	$10,922	$12,129	$10,985
May 20	$11,274	$12,242	$11,402
Jun 20	$11,347	$12,344	$11,532
Jul 20	$11,566	$12,561	$11,757
Aug 20	$11,698	$12,489	$11,933
Sep 20	$11,758	$12,466	$12,008
Oct 20	$11,761	$12,421	$12,033
Nov 20	$12,032	$12,584	$12,301
Dec 20	$12,167	$12,627	$12,466
Jan 21	$12,266	$12,548	$12,615
Feb 21	$12,336	$12,386	$12,689
Mar 21	$12,324	$12,242	$12,688
Apr 21	$12,384	$12,345	$12,754
May 21	$12,447	$12,392	$12,828
Jun 21	$12,496	$12,482	$12,875
Jul 21	$12,482	$12,607	$12,873
Aug 21	$12,531	$12,599	$12,935
Sep 21	$12,606	$12,491	$13,018
Oct 21	$12,629	$12,481	$13,052
Nov 21	$12,599	$12,496	$13,032
Dec 21	$12,686	$12,488	$13,115
Jan 22	$12,707	$12,214	$13,163
Feb 22	$12,638	$12,047	$13,095
Mar 22	$12,640	$11,724	$13,101
Apr 22	$12,615	$11,287	$13,130
May 22	$12,335	$11,349	$12,794
Jun 22	$12,018	$11,122	$12,517
Jul 22	$12,345	$11,402	$12,784
Aug 22	$12,509	$11,105	$12,977
Sep 22	$12,242	$10,627	$12,681
Oct 22	$12,405	$10,510	$12,807
Nov 22	$12,586	$10,902	$12,960
Dec 22	$12,639	$10,865	$13,014
Jan 23	$12,949	$11,202	$13,361
Feb 23	$13,004	$10,927	$13,438
Mar 23	$13,044	$11,183	$13,434
Apr 23	$13,175	$11,252	$13,575
May 23	$13,139	$11,135	$13,550
Jun 23	$13,436	$11,118	$13,857
Jul 23	$13,605	$11,129	$14,035
Aug 23	$13,735	$11,062	$14,199
Sep 23	$13,806	$10,798	$14,336
Oct 23	$13,796	$10,636	$14,333
Nov 23	$13,986	$11,114	$14,508
Dec 23	$14,225	$11,536	$14,747
Jan 24	$14,302	$11,508	$14,847
Feb 24	$14,450	$11,370	$14,982
Mar 24	$14,586	$11,482	$15,109
Apr 24	$14,660	$11,214	$15,200
May 24	$14,762	$11,400	$15,343
Jun 24	$14,818	$11,504	$15,397
Jul 24	$14,922	$11,765	$15,502
Aug 24	$15,011	$11,938	$15,600
Sep 24	$15,113	$12,102	$15,711
Oct 24	$15,228	$11,827	$15,847
Nov 24	$15,339	$11,952	$15,978
Dec 24	$15,420	$11,771	$16,068
Jan 25	$15,526	$11,842	$16,179
Feb 25	$15,513	$12,087	$16,196
Mar 25	$15,444	$12,084	$16,145
Apr 25	$15,469	$12,127	$16,137
May 25	$15,710	$12,065	$16,387
Jun 25	$15,834	$12,253	$16,519
Jul 25	$15,961	$12,236	$16,664

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	6.97%	6.65%	4.79%
Bloomberg U.S. Universal Index...
	4.00	(0.52)	2.04
Morningstar LSTA Leveraged Loan Index...
	7.50	7.22	5.24

Key Fund statistics

Net Assets...
$3,572,144,216
Number of Portfolio Holdings...
464
Net Investment Advisory Fees...
$19,779,918
Portfolio Turnover Rate...
47%

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Floating Rate Income Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Investor A Shares. The performance of Class K Shares would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A Shares because Class K Shares have lower expenses than the Investor A Shares.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
95.0%
Investment Companies...
3.5
Fixed Rate Loan Interests...
0.6
Corporate Bonds...
0.5
Common Stocks...
0.4
Preferred Securities...
0.0Footnote Reference(b)
Warrants...
-
Other Interests...
-
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.1%
BBB/Baa...
8.3
BB/Ba...
27.4
B...
55.6
CCC/Caa...
3.9
CC/Ca...
0.1
N/R...
4.6
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Morningstar, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Floating Rate Income Portfolio

Class K Shares | BFRKX

Annual Shareholder Report — July 31, 2025

BFRKX-07/25-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Lorenzo A. Flores
Catherine A. Lynch
Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Floating Rate Income Portfolio	$83,538	$83,130	$0	$0	$19,800	$19,760	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored or advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not Applicable
(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Floating Rate Income Portfolio	$19,800	$19,760

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
July 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Funds V
BlackRock Floating Rate Income Portfolio

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
July 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(a)
............ 4,331 $ 34,215
Financial Services — 0.1%
Aimbridge Topco LLC
(a) (b)
................ 57,447 3,676,608
Food Products — 0.0%
Hearthside Bank Corp.
(a)
................ 58,429 1,148,130
Ground Transportation — 0.0%
SIRVA, Inc.
(a)
........................ 8,136 8,136
Hotels, Restaurants & Leisure — 0.0%
Hurtigruten Global Sales A/S
(a) (b)
........... 112,028 1
Household Durables — 0.0%
Svp Singer
(a) (b)
....................... 52,276 248,311
IT Services — 0.2%
Travelport Technology Ltd.
(a) (b)
............ 1,636 4,968,368
Machinery — 0.0%
Ameriforge Group, Inc.
(a) (b)
............... 5,385 —
Media — 0.1%
Learfield Communications LLC , (Acquired
09/06/23 , cost $ 0 )
(a) (b) (c)
............... 30,037 2,703,330
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.
(a) (b)
.............. 94,283 1,037,113
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC
(a) (b) (d)
.............. 37,466 904,055
Total Common Stocks — 0 .4%
(Cost: $ 15,934,480 ) ............................... 14,728,267
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Wolverine Escrow LLC, 8.58%, 11/15/26
(b) (d) (e)
.. USD 2,628 —
Broadline Retail — 0.1%
Getty Images, Inc., 11.25%, 02/21/30
(d)
...... 3,256 3,117,620
Chemicals — 0.0%
Illuminate Buyer LLC, 9.00%, 07/01/28
(d)
..... 156 156,065
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC,
8.58%, 12/31/49
(a) (b) (e)
............... 8,430 1
Hotels, Restaurants & Leisure — 0.1%
Sabre GLBL, Inc., 11.13%, 07/15/30
(d)
...... 3,606 3,801,625
Household Durables — 0.1%
SWF Holdings I Corp., 6.50%, 10/06/29
(d)
.... 2,650 1,282,026
Machinery — 0.1%
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(d)
...................... 1,585 1,635,619
Pharmaceuticals — 0.1%
1261229 BC Ltd., 10.00%, 04/15/32
(d)
...... 4,750 4,835,922
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33
(b)
... 787 760,053
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, 15.50%, (15.50% Cash or
15.50% PIK), 11/01/24
(a) (d) (e) (f)
.......... USD 1,765 $ 600,016
Total Corporate Bonds — 0 .5%
(Cost: $ 17,303,131 ) ............................... 16,188,947
Fixed Rate Loan Interests
Health Care Technology — 0.3%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... 11,733 11,796,899
IT Services — 0.1%
X Corp., 1st Lien Term Loan B3 , 9.50%
,
10/26/29 1,138 1,102,597
Software — 0.2%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 6,540 6,523,261
Total Fixed Rate Loan Interests — 0 .6%
(Cost: $ 19,421,907 ) ............................... 19,422,757
Floating Rate Loan Interests
Aerospace & Defense — 3.4%
(g)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.75% Floor +
3.50%), 7.58%
,
06/24/30 ............. 6,400 6,436,032
Atlas CC Acquisition Corp., 1st Lien Term
Loan , (3-mo. CME Term SOFR + 4.25%),
8.83%
,
05/25/29 ................... 3,137 2,273,089
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
10/31/30 ................... 8,161 8,168,662
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.18%
,
08/03/29 ... 8,970 8,978,407
Cubic Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.84%
,
05/25/28 ................... 21,885 15,981,737
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
10/31/31 ............. 17,365 17,403,465
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
10/31/31 ............. 6,605 6,619,072
Goat Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.36%
,
01/27/32 ................... 3,459 3,461,198
Kaman Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.08%
,
02/26/32 ................... 4,600 4,601,082
Kaman Corp., Delayed Draw 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.08%
,
02/26/32 ............. 42 41,670
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.21%
,
02/01/28 ................... 9,949 8,841,851
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor + 7.75%),
12.18%
,
02/01/29 .................. 2,916 1,849,636
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.05%
,
11/06/28 ........ 2,506 2,516,460
TransDigm, Inc., 1st Lien Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
02/28/31 ................... 19,875 19,930,916

Schedule of Investments
(continued)
July 31, 2025
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc., 1st Lien Term Loan K , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
03/22/30 ................... USD 8,943 $ 8,972,025
TransDigm, Inc., 1st Lien Term Loan L , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
01/19/32 ................... 6,137 6,153,319
122,228,621
Automobile Components — 1.4%
(g)
Champions Financing, Inc., 1st Lien Term Loan ,
02/06/29
(h)
....................... 791 732,560
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.86% , 05/06/30 ........... 14,764 14,756,252
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.11% , 01/28/32 ............ 11,251 11,246,274
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 6.56%
,
01/30/32 ............ 696 697,564
Gates Corp., 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.11%
,
06/04/31 ................... 10,217 10,198,439
Gates Global LLC, 1st Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.11%
,
11/16/29 ................... 1,634 1,631,389
RealTruck Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.47%
,
01/31/28 ............. 3,070 2,853,986
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 9.40% -
9.42%
,
11/17/28 ................... 7,179 7,082,917
49,199,381
Automobiles — 0.2%
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.36%
,
07/02/31
(g)
............ 7,150 7,130,110
Beverages — 0.6%
(g)
Naked Juice LLC, 1st Lien Term Loan
01/24/29
(h)
....................... 5,070 3,803,965
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.80% , 01/24/29 ........... 12,509 12,431,142
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 5.40% , 01/24/30 ........... 3,299 1,510,899
Sazerac Co., Inc., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.84%
,
06/25/32 ................... 4,393 4,406,750
22,152,756
Biotechnology — 0.4%
Parexel International Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.86%
,
11/15/28
(g)
............ 13,424 13,436,961
Broadline Retail — 0.7%
(g)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.72%
,
11/23/28
(b)
. 3,239 3,238,737
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.11%
,
03/15/30 .............. 21,923 21,690,582
24,929,319
Security
Par (000)
Par (000) Value
Building Products — 1.3%
(g)
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
6.86%
,
05/14/29 ................... USD 488 $ 489,327
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.71%
,
11/03/28 ................... 17,870 17,867,349
Chariot Buyer LLC, 1st Lien Term Loan B ,
07/22/32
(h)
....................... 1,359 1,357,936
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.61%
,
07/08/30 ............. 5,877 5,600,781
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.86%
,
10/02/28 ................... 7,158 7,133,084
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.55%
,
08/05/31 ................... 15,248 14,821,746
47,270,223
Capital Markets — 3.1%
(g)
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
2.75% Floor + 0.00%; 6-mo. CME Term SOFR
at 2.75% Floor + 0.00% at 0.00% Floor +
0.00%), 6.95% - 7.05%
,
02/18/31 ........ 13,271 13,212,550
Aretec Group, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.86%
,
08/09/30 ............. 3,990 3,997,100
Ascensus Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.36%
,
08/02/28 ............. 8,567 8,566,839
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.05%
,
12/20/29 ................... 10,436 10,462,469
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.36%
,
11/25/31 .............. 8,940 8,950,770
Citadel Securities Global Holdings LLC,
Facility 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.36%
,
10/31/31 ................... 9,847 9,868,546
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.33%
,
04/07/28 .. 8,150 8,158,742
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.08%
,
09/15/31 ........ 10,059 10,061,580
GTCR Everest Borrower LLC, 1st Lien Term
Loan , 09/05/31
(h)
................... 2,629 2,628,579
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
12/15/31 ............. 12,616 12,556,773
Jefferies Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.35%
,
10/21/31 ............. 4,918 4,927,531
Osaic Holdings, Inc., 1st Lien Term Loan ,
07/19/32
(h)
....................... 11,300 11,300,000
Osaic Holdings, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.86%
,
08/17/28 ............. 7,667 7,669,033
112,360,512

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals — 3.2%
(g)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 8.46%
,
11/24/27 ............ USD 2,327 $ 2,234,077
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.36%
,
08/18/28
(b)
............ 3,676 3,671,901
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.34%
,
11/01/30 ................... 11,701 11,675,027
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.08%
,
10/04/29 ............. 1,105 1,103,915
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
12/18/30 .............. 6,339 6,362,736
Fortis 333, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.80%
,
03/29/32 ................... 3,412 3,383,578
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.11%
,
02/15/30 ................... 844 848,500
Ineos US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.61%
,
02/18/30 ............. 4,140 3,835,574
Ineos US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.61%
,
10/07/31
(b)
............ 4,211 3,811,358
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.32%
,
07/03/28 ............. 8,997 7,994,574
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
11/26/31 .............. 6,151 6,147,276
Momentive Performance Materials, Inc., 1st Lien
Term Loan , 03/29/28
(h)
............... 7,685 7,686,884
Nouryon Finance BV, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.51%
,
04/03/28 ............. 7,620 7,615,561
Olympus Water US Holding Corp., 1st Lien Term
Loan B , 07/23/32
(h)
.................. 8,490 8,462,408
Olympus Water US Holding Corp., 1st Lien Term
Loan B6 , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.30%
,
06/23/31 ........ 13,444 13,383,418
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.25%), 8.64%
,
04/08/31 .. 10,052 9,373,943
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.30%
,
10/09/31 ............. 3,531 3,525,641
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.32%
,
08/02/30 ............. 8,302 8,190,701
WR Grace Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
09/22/28 ............. 4,608 4,606,569
113,913,641
Commercial Services & Supplies — 3.9%
(g)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , 10/24/30
(b) (h)
.............. 5,154 5,166,560
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.21%
,
05/12/28 ............. 25,104 25,143,936
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.21%
,
09/06/27 ............. USD 5,832 $ 5,841,083
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.30%
,
04/01/32 ............ 6,017 6,016,730
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
10/10/28 ................... 8,766 8,820,730
Garda World Security Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.34%
,
02/01/29 ............. 8,969 8,956,445
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.86%
,
06/02/31 ............ 4,180 4,180,607
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.07%
,
10/17/30 ............ 4,254 4,253,883
LABL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.46%
,
10/30/28 ................... 10,578 9,551,325
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.30%
,
03/11/32 ................... 10,872 10,903,498
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (6-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.13%
,
10/15/30 ... 1,178 1,177,452
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , 03/08/32
(h)
............. 12,900 12,827,308
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.55%
,
06/28/30 ............. 8,008 7,988,459
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.59%
,
11/30/28 .............. 7,269 7,276,513
Reworld Holding Corp., 1st Lien Term Loan C ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.59%
,
11/30/28 .............. 453 453,601
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
7.86%
,
11/14/30 ................... 594 594,552
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 9.56%
,
02/15/29 ... 1,940 1,940,101
Tempo Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
08/31/28 .............. 11,575 11,540,562
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.46%
,
11/02/27 ................... 2,973 2,860,355
Vestis Corp., 1st Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.58%
,
02/24/31 ................... 3,316 3,162,429
138,656,129
Communications Equipment — 0.3%
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.10%
,
10/24/30
(g)
.................. 9,946 9,975,722

Schedule of Investments
(continued)
July 31, 2025
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.8%
(g)
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.78%
,
08/01/30 ........ USD 19,348 $ 16,143,400
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.86%
,
11/03/31 .............. 2,015 2,022,431
Legence Holdings LLC, 1st Lien Term Loan ,
12/15/28
(h)
....................... 3,112 3,119,288
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.44%
,
01/21/28 ................... 7,293 7,324,964
28,610,083
Construction Materials — 1.9%
(g)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
01/31/31 ................... 7,707 7,721,487
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.36%
,
03/08/29 .................. 7,033 6,368,208
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.55%
,
04/30/29 ........ 4,237 3,846,004
Potters Borrower LP, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
7.33%
,
12/14/27 ................... 6,103 6,125,868
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
04/14/31 ............. 5,970 5,963,373
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
03/19/29 ............. 7,356 7,354,303
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
02/10/32 ............. 9,042 9,031,035
Standard Industries, Inc./NY, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.10%
,
09/22/28 ............. 1,043 1,045,295
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , 10/19/29
(h)
.............. 21,822 21,776,540
69,232,113
Consumer Staples Distribution & Retail — 0.1%
(g)
EG Finco Ltd., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.58%
,
02/07/28 ................... 2,282 2,287,941
US Foods, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
10/03/31 ................... 2,998 3,018,161
5,306,102
Containers & Packaging — 1.5%
(g)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 2.75%), 7.09%
,
11/29/30 ............ 20,429 20,468,217
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.61%
,
04/01/32 ... 9,659 9,650,073
Clydesdale Acquisition Holdings, Inc., Delayed
Draw 1st Lien Term Loan B , 04/01/32
(h)
.... 4 4,346
Colossus Acquireco LLC, 1st Lien Term Loan B ,
06/14/32
(h)
....................... 6,807 6,768,132
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co., Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.32%
,
04/15/27 .. USD 5,358 $ 5,356,439
Pregis Topco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.36%
,
02/01/29 ................... 4,157 4,194,760
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.05%
,
09/15/28 ............. 7,365 7,193,546
53,635,513
Distributors — 0.1%
Pai HoldCo, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.32%
,
10/28/27
(g)
.................. 4,623 3,696,382
Diversified Consumer Services — 1.3%
(g)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.11%
,
11/24/28 .... 5,978 5,992,155
Kuehg Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.04%
,
06/12/30 ................... 5,426 5,429,347
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.30% -
8.32%
,
08/11/28 ................... 1,364 1,363,086
OMNIA Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.81%
,
07/25/30 ............. 4,223 4,229,887
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
03/26/31 ............. 4,386 4,396,925
Planet US Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
02/07/31 ............. 3,123 3,135,536
Spring Education Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 8.30%
,
09/30/30 ............ 7,299 7,335,850
Verde Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.30%
,
11/30/30 .............. 3,914 3,926,532
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.86%
,
01/30/31 ................... 10,227 10,201,649
46,010,967
Diversified REITs — 0.1%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
05/18/30
(g)
............ 2,287 2,287,639
Diversified Telecommunication Services — 2.6%
(g)
Altice Financing SA, 1st Lien Term Loan ,
(US Prime Rate at 0.00% Floor + 1.75%),
9.25%
,
01/30/26
(b)
.................. 8,282 7,909,278
Level 3 Financing, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.61%
,
03/29/32 ............. 23,126 23,299,445
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.36%
,
06/01/28 ............. 613 625,526
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/16/29 ............. 6,537 6,496,956

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/15/30 ............. USD 6,683 $ 6,638,432
Orbcomm, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 0.04%), 8.72% -
8.84%
,
09/01/28 ................... 3,242 2,904,817
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 5.00%),
9.33%
,
09/25/29 ................... 20,261 17,531,216
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.71%
,
01/31/29 ........ 3,996 3,967,869
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.44%
,
03/09/27 ............. 26,167 25,221,255
94,594,794
Electric Utilities — 0.8%
(g)
NRG Energy, Inc., 1st Lien Term Loan ,
04/16/31
(h)
....................... 18,802 18,799,123
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
12/20/30 .............. 8,220 8,226,800
27,025,923
Electronic Equipment, Instruments & Components — 0.4%
(g)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.10%
,
06/20/31 ................... 3,168 3,179,880
Coherent Corp., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.36%
,
07/02/29 ................... 11,754 11,772,007
14,951,887
Energy Equipment & Services — 0.1%
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.55%
,
02/13/32
(g)
.................. 2,867 2,875,056
Entertainment — 2.7%
(g)
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.97%
,
07/22/30 ............. 7,390 7,369,256
Creative Artists Agency LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.08%
,
10/01/31 ............. 17,113 17,116,216
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
09/30/31
(h)
....................... 15,025 15,005,839
Liberty Media Corp., 1st Lien Term Loan ,
08/01/31
(h)
....................... 7,512 7,503,103
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.20%
,
10/19/26 ........ 6,238 6,227,031
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
11/13/29 .............. 8,809 8,060,273
Playtika Holding Corp., Facility 1st Lien Term
Loan B1 , 03/13/28
(h)
................. 3,610 3,575,941
UFC Holdings LLC, 1st Lien Term Loan B4 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
11/21/31 .............. 17,031 17,070,587
WMG Acquisition Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
01/24/31 ............. 14,672 14,697,370
96,625,616
Security
Par (000)
Par (000) Value
Financial Services — 4.3%
(g)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.61%
,
12/21/28 ........ USD 9,005 $ 8,982,531
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan , 07/30/31
(h)
................... 2,158 2,158,000
Altera Corp, 1st Lien Term Loan B , 06/18/32
(h)
. 4,300 4,305,375
Apex Group Treasury LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
02/27/32 ............. 8,645 8,642,814
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
01/03/29 ................... 15,309 15,294,280
Belron Finance 2019 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.05%
,
10/16/31 ............. 24,920 25,006,723
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.36%
,
05/19/31 ................... 15,258 15,239,972
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 3.75%), 8.05%
,
04/09/27 ............ 12,745 12,620,185
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.31%
,
04/07/28 ............. 5,179 5,092,871
Endeavor Operating Co. LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.36%
,
03/24/32 ............. 22,513 22,527,183
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.80%
,
01/31/30 ............. 1,844 1,844,039
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33%
,
02/18/31 ............. 7,568 7,574,701
Hyperion Refinance SARL, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
04/18/30 ............. 997 999,633
Orion US Finco, 1st Lien Term Loan , 05/21/32
(h)
5,399 5,423,188
Sotera Health Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.55%
,
05/30/31 ............. 12,215 12,238,140
Summit Acquisition, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.83%
,
10/16/31 ............. 327 327,409
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
04/03/28 ................... 2,985 2,980,395
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
03/05/32 ................... 3,731 3,722,890
154,980,329
Food Products — 1.7%
(g)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.86%
,
10/25/27 ................... 15,398 15,445,963
Froneri International Ltd., 1st Lien Term Loan ,
07/16/32
(h)
....................... 2,445 2,439,205
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (12-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.74%
,
09/30/31 ........ 19,987 19,810,153
MP Midco Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.81%
,
03/29/30 ............. 1,014 1,025,628

Schedule of Investments
(continued)
July 31, 2025
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.54%
,
11/13/29 ........ USD 5,766 $ 5,766,769
Primo Brands Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.55%
,
03/31/28 ................... 7,201 7,214,560
Utz Quality Foods LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.86%
,
01/29/32 ............. 8,206 8,206,240
Wellness Pet LLC, 1st Lien Term Loan A , (3-mo.
CME Term SOFR at 0.00% Floor + 3.95%),
8.28%
,
12/31/29 ................... 769 629,267
Wellness Pet LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.34%
,
12/31/29 ................... 429 232,683
60,770,468
Gas Utilities — 0.2%
(g)
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.36%
,
03/25/32 ............ 4,272 4,294,684
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.11%
,
02/03/31 .............. 1,453 1,452,875
5,747,559
Ground Transportation — 0.8%
(g)
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.05%
,
04/10/31 ............. 19,004 18,960,626
Hertz Corp. (The), 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.07%
,
06/30/28 ................... 1,299 1,099,247
Hertz Corp. (The), 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.07%
,
06/30/28 ................... 6,807 5,758,410
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
8.00%), 12.32%
,
08/20/29
(b)
............ 4,987 1,945,058
27,763,341
Health Care Equipment & Supplies — 0.5%
Bausch + Lomb Corp., 1st Lien Term Loan
(g)
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.36% , 09/29/28 ........... 5,602 5,597,673
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.61% , 01/15/31 ........... 12,233 12,266,702
17,864,375
Health Care Providers & Services — 3.2%
(g)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.33%
,
09/29/28 ............ 9,295 9,287,202
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.78%
,
11/08/32 ................... 7,004 7,012,899
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.36%
,
07/28/31 ........ 2,612 2,623,332
Ensemble RCM LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.28%
,
08/01/29 ............. 11,193 11,238,317
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.11%
,
11/01/28 .............. 12,421 12,445,929
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
EyeCare Partners LLC, 1st Lien Term Loan A ,
(6-mo. CME Term SOFR at 0.00% Floor +
5.75%), 9.88%
,
08/31/28 ............. USD 2,443 $ 2,476,021
EyeCare Partners LLC, 1st Lien Term Loan B ,
(6-mo. CME Term SOFR at 0.00% Floor +
1.00%), 5.23%
,
11/30/28 .............. 3,149 2,473,216
EyeCare Partners LLC, 1st Lien Term Loan C ,
(6-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.98%
,
11/30/28
(a) (b) (e)
......... 224 55,982
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
05/19/31 ............. 5,413 5,399,034
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.81%
,
11/01/28 ............ 5,094 2,767,801
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 11.31%
,
11/01/29 ............ 3,196 1,206,518
Medline Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR + 2.00%), 6.32%
,
10/23/28 36,013 36,035,238
Option Care Health, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.61%
,
10/27/28 ............. 7,285 7,318,128
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.58%
,
11/19/31 ............ 3,654 3,651,429
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.11%
,
12/19/30 ............ 8,925 8,946,552
Team Health Holdings, Inc., 1st Lien Term Loan
B , 06/30/28
(h)
..................... 2,511 2,509,945
115,447,543
Health Care Technology — 1.8%
(g)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.11%
,
02/15/29 .............. 24,945 24,908,494
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.08%
,
05/01/31 ................... 14,744 14,695,381
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.40%
,
10/01/27 ............. 3,012 2,966,163
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (6-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.42%
,
11/03/31 ............ 6,396 6,395,893
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.32%
,
06/02/28 ................... 14,098 13,808,779
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
10/22/29 ............. 2,932 2,936,943
65,711,653
Hotels, Restaurants & Leisure — 6.2%
(g)
1011778 BC ULC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
09/20/30 ................... 7,359 7,335,317
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.96% , 03/11/30 ............ 1,424 1,416,718
(1-mo. CME Term SOFR at 0.00% Floor +
7.61%), 11.96% , 03/11/30 ........... 1,290 1,264,826

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Alterra Mountain Co., 1st Lien Term Loan B8 ,
05/31/30
(h)
....................... USD 6,529 $ 6,539,692
Bally's Corp., Facility 1st Lien Term Loan B ,
10/02/28
(h)
....................... 8,975 8,804,724
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.61%
,
02/06/30 ............. 6,562 6,550,591
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.61%
,
02/06/31 ............. 16,102 16,065,444
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.83%
,
12/02/31 ............. 5,202 5,181,509
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
03/04/32 ............. 10,828 10,812,054
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
01/29/29 ............. 24,044 24,048,364
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.05% , 12/02/30 ........... 16,193 16,119,917
06/04/32
(h)
....................... 6,994 6,985,257
Four Seasons Hotels Ltd., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.11%
,
11/30/29 .............. 14,364 14,434,276
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.07%
,
11/01/29 ........ 5,923 5,772,691
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.60%
,
05/27/32 ............ 5,065 5,102,988
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.10%
,
11/08/30 .... 15,802 15,831,473
Hurtigruten Group AS, 1st Lien Term Loan ,
(EU0003M at 0.00% Floor + 8.50%),
0.02%
,
02/28/29
(b)
.................. EUR 1,818 —
Hurtigruten Group AS, Facility 1st Lien Term
Loan B , (EU0003M at 0.00% Floor + 6.50%),
9.91%
,
09/30/27
(b)
.................. 289 —
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.86%
,
12/15/27 ................... USD 10,789 10,784,153
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.59%
,
04/16/29 ........ 3,143 3,144,071
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.55%
,
08/01/30 ............. 1,292 1,284,049
Packers Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.66%
,
03/02/28 ............. 7,055 3,183,760
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.86%
,
05/03/29 ............. 9,840 9,863,361
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.29%
,
04/04/29 ............ 3,872 3,868,103
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 6.36%
,
12/04/31 ... 4,064 4,055,943
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
03/14/31 ............. USD 11,303 $ 11,310,509
Voyager Parent LLC, 1st Lien Term Loan B ,
07/01/32
(h)
....................... 6,595 6,595,989
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.83%
,
08/03/28 ................... 6,105 6,103,347
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.11%
,
05/24/30 ............ 9,431 9,459,753
221,918,879
Household Durables — 0.9%
(g)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
01/16/32 ............. 13,429 13,424,720
Madison Safety & Flow LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.11%
,
09/26/31 .............. 3,475 3,489,007
Serta Simmons Bedding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 7.50%), 11.91%
,
06/29/28 ........... 1,622 1,501,854
Somnigroup International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.25%), 6.64%
,
10/24/31 ............. 3,483 3,486,915
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.86%
,
12/19/29 ............. 1,850 1,844,226
SWF Holdings I Corp., 1st Lien Term Loan A2 ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 8.47%
,
10/06/28 ............. 4,099 3,172,975
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 7.72%
,
10/29/27 ........ 5,085 5,077,006
31,996,703
Independent Power and Renewable Electricity Producers — 0.2%
(g)
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 2.25%), 6.58%
,
12/15/27 ............ 3,418 3,416,321
Talen Energy Supply LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.81%
,
12/11/31 .............. 4,329 4,333,315
7,749,636
Industrial Conglomerates — 0.8%
(g)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B , 06/25/32
(h)
..................... 1,895 1,906,048
Cube Industrial Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
10/18/31 ............. 1,809 1,816,251
EMRLD Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.86%
,
08/04/31 ................... 5,125 5,125,395
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.83%
,
05/31/30 ............. 18,627 18,627,802
SVP-Singer Holdings, Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
7.50%), 12.06%
,
10/15/29
(b)
............ 689 571,488
28,046,984

Schedule of Investments
(continued)
July 31, 2025
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance — 4.1%
(g)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , 09/19/31
(h)
................... USD 15,055 $ 15,053,117
AmWINS Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.61%
,
01/30/32 ................... 23,342 23,351,042
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.33%
,
12/29/31 ............ 15,749 15,753,350
Baldwin Insurance Group Holdings LLC (The),
1st Lien Term Loan B1 , (12-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.17%
,
05/27/31 ................... 7,252 7,252,048
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.83%
,
06/20/30 ............. 23,064 23,082,404
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
7.06%
,
03/15/30 ................... 3,717 3,694,135
Ryan Specialty LLC, 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
09/15/31 ............. 13,057 13,046,131
Truist Insurance Holdings LLC, 1st Lien Term
Loan B , 05/06/31
(h)
.................. 13,658 13,652,497
Truist Insurance Holdings LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.75%), 9.05%
,
05/06/32 ............ 4,377 4,463,285
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
09/27/30 ................... 5,698 5,685,963
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
11/21/29 ................... 19,749 19,727,341
144,761,313
Interactive Media & Services — 0.2%
Camelot US Acquisition LLC, 1st Lien Term Loan
B , 01/31/31
(g) (h)
.................... 6,133 6,125,110
IT Services — 5.4%
(g)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.71%
,
08/21/28 ................... 5,414 5,358,617
Asurion LLC, 1st Lien Term Loan B12 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.58%
,
09/19/30 ................... 1,820 1,789,540
Asurion LLC, 1st Lien Term Loan B13 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.58%
,
09/19/30 ................... 12,394 12,124,805
Asurion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.72%
,
07/30/27 ................... 2,468 2,466,451
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.72%
,
01/31/28 ................... 7,467 7,164,311
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.72%
,
01/19/29 ................... 3,571 3,349,280
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.55%
,
07/06/29 ................... 18,259 14,835,482
Clearwater Analytics LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.46%
,
04/21/32 ............. 5,367 5,370,381
Security
Par (000)
Par (000) Value
IT Services (continued)
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.31%
,
06/12/31 ........ USD 7,360 $ 7,332,291
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.11%
,
05/30/31 .............. 16,382 16,402,090
Fortress Intermediate 3, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
06/27/31 ............. 4,015 4,015,172
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.11%
,
05/30/31 ........ 12,207 12,211,206
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.11%
,
11/09/29 ........ 6,364 6,366,025
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
1.50%), 6.04% , 07/27/28
(a) (e)
......... 6,403 1,452,549
(3-mo. CME Term SOFR at 0.75% Floor +
7.00%), 11.31% , 07/27/28 ........... 2,186 953,433
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.32% , 07/27/28 ........... 2,071 1,718,678
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
06/17/31 ............. 14,899 14,904,313
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.61%
,
06/07/32 ............. 2,520 2,485,879
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.81%
,
07/01/31 ................... 3,809 3,730,976
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.55%
,
10/28/30 ........ 3,920 3,927,334
Project Boost Purchaser LLC, 1st Lien Term
Loan , 07/16/31
(h)
................... 12,530 12,522,127
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.33%
,
07/31/31 ... 26,739 26,760,815
Shift4 Payments LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
06/30/32 ................... 3,917 3,942,304
X Corp., 1st Lien Term Loan B1 , (3-mo. CME
Term SOFR at 0.50% Floor + 6.50%),
10.96%
,
10/26/29 .................. 15,712 15,297,290
x.AI Corp., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 7.25%),
11.55%
,
06/28/30 .................. 5,173 4,952,061
191,433,410
Leisure Products — 0.1%
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.97%
,
05/30/28
(g)
............ 2,124 2,127,449
Life Sciences Tools & Services — 0.3%
(g)
Avantor Funding, Inc., 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.46%
,
11/08/27 .............. 480 482,303
Fortrea Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.08%
,
07/01/30 ............. 715 649,978

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
07/03/28 ............. USD 3,224 $ 3,239,085
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
07/03/28 ............. 803 807,021
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.30%
,
09/27/30 ................... 5,447 5,381,662
10,560,049
Machinery — 4.1%
(g)
Aggreko Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
05/21/31 ............. 8,959 8,990,658
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
07/31/28 ............. 12,982 12,970,672
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.79%
,
03/15/30 ................... 3,170 3,178,533
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.80%
,
05/15/28
(b)
............ 2,286 2,285,593
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33%
,
10/23/28 ............. 17,035 17,065,429
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.80%
,
02/15/29 ........ 17,351 17,338,934
Indicor LLC, 1st Lien Term Loan D , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.05%
,
11/22/29 ................... 4,338 4,343,002
Madison IAQ LLC, 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.70% , 06/21/28 ........... 15,094 15,091,991
(6-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.45% , 05/06/32 ........... 4,756 4,772,646
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.44%
,
10/04/28 ................... 1,929 1,938,814
SPX FLOW, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.36%
,
04/05/29 ................... 11,691 11,712,083
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.24%
,
04/30/30 ............. 18,041 18,130,989
Vertiv Group Corp., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.75% Floor +
1.75%), 6.07%
,
03/02/27 ............. 16,143 16,128,083
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.66%
,
12/18/28 ................... 6,135 2,134,901
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
01/27/31 ............. 10,286 10,288,475
146,370,803
Media — 2.2%
(g)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.82%
,
08/15/28 ............. 14,609 13,568,562
Charter Communications Operating LLC, 1st Lien
Term Loan B4 , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.29%
,
12/09/30 ... 7,539 7,523,830
Security
Par (000)
Par (000) Value
Media (continued)
Charter Communications Operating LLC, 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.54%
,
12/15/31 ... USD 5,668 $ 5,663,815
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.47%
,
08/23/28 ........ 4,021 4,004,267
CSC Holdings LLC, 1st Lien Term Loan ,
01/18/28
(h)
....................... 2,287 2,277,889
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
9.00%
,
04/15/27 ................... 13,762 13,538,386
DirecTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.57%
,
08/02/27 ............. 1,383 1,385,627
ECL Entertainment LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.86%
,
08/30/30 ........ 4,538 4,557,072
Fleet Midco I Ltd., 1st Lien Term Loan B2 , (6-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.81%
,
02/21/31
(b)
.................. 2,452 2,455,533
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.58%
,
05/23/29 ............. 45 45,469
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.83%
,
06/30/28 ............ 5,567 5,608,901
NEP Group, Inc., 1st Lien Term Loan B ,
08/19/26
(h)
....................... 2,299 2,170,599
Speedster Bidco GmbH, Facility 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.55%
,
11/13/31 ........ 11,677 11,687,055
Ziggo Financing Partnership, 1st Lien Term Loan
I , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.96%
,
04/28/28 ............. 6,060 5,839,586
80,326,591
Multi-Utilities — 0.4%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.82%
,
03/03/32
(g)
........... 14,334 14,338,444
Oil, Gas & Consumable Fuels — 1.0%
(g)
Buckeye Partners LP, 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
11/22/30 .............. 2,234 2,236,500
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.58%
,
12/21/28 ........ 13,173 13,179,006
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 6.29%
,
10/04/30 ............ 1,658 1,656,415
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.34%
,
02/06/30 ................... 5,819 5,824,885
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 4.35% Floor + 1.75%),
6.08%
,
01/31/28 ................... 2,157 2,172,789
New Fortress Energy, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.81%
,
10/30/28 ............. 1,511 689,200
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 6.60%
,
10/05/28 ... 8,616 8,624,688

Schedule of Investments
(continued)
July 31, 2025
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.57%
,
06/16/32 ........ USD 1,004 $ 1,006,510
35,389,993
Passenger Airlines — 1.2%
(g)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58% , 04/20/28 ........... 6,069 6,038,519
05/28/32
(h)
....................... 2,348 2,362,791
Air Canada, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.35%
,
03/21/31 ................... 8,533 8,519,801
American Airlines, Inc., 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.98% , 01/29/27 ........... 5,041 5,013,940
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.50% , 02/15/28 ........... 1,281 1,273,062
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.51% , 06/04/29 ........... 6,620 6,591,500
Jetblue Airways Corp., 1st Lien Term Loan ,
08/13/29
(h)
....................... 6,064 5,691,179
United Airlines, Inc., Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.35%
,
02/24/31 ............. 7,005 7,022,564
42,513,356
Pharmaceuticals — 1.6%
(g)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 5.50%), 9.86%
,
05/04/28 ............ 7,801 7,947,563
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan B , 05/04/28
(h)
.................. 11,922 11,916,993
Boots Group Bidco Ltd., 1st Lien Term Loan ,
07/16/32
(h)
....................... 6,676 6,663,516
Elanco Animal Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.18%
,
08/02/27 ............. 6,333 6,326,324
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.61%
,
05/05/28 ............. 5,400 5,418,104
Opal LLC, Facility 1st Lien Term Loan B2 ,
04/23/32
(h)
....................... 9,580 9,612,380
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.60%
,
05/19/31 ................... 2,964 2,850,325
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
04/20/29 ............. 5,732 5,741,636
56,476,841
Professional Services — 2.9%
(g)
AlixPartners LLP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.97% , 02/04/28 ........... 6,209 6,209,394
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.88% , 07/30/32 ........... 3,895 3,885,303
Celestial- Saturn Parent, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 6.50%), 10.97%
,
06/04/29 ........... 4,650 4,539,642
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.97%
,
06/02/28 ................... 11,664 11,627,636
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 6.11%
,
04/28/28 .. 16,931 16,910,211
Security
Par (000)
Par (000) Value
Professional Services (continued)
Dayforce, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.31%
,
03/01/31
(b)
.................. USD 4,740 $ 4,751,930
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.60%
,
01/18/29 ........ 43 43,270
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.05%
,
06/22/29 ................... 4,142 4,145,418
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.03%
,
07/31/30 ............. 4,314 3,943,127
Skopima Consilio Parent LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.11%
,
05/12/28 ............ 5,053 4,986,245
TransUnion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
06/24/31 ................... 13,904 13,914,075
TransUnion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.11%
,
06/24/31 ................... 12,203 12,208,563
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.08%
,
09/28/29 ... 1,995 1,986,532
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
11/26/31 .............. 14,590 14,569,697
103,721,043
Semiconductors & Semiconductor Equipment — 0.3%
(g)
Entegris, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.05%
,
07/06/29 ................... 595 598,247
MKS, Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
6.35%
,
08/17/29 ................... 10,443 10,421,940
11,020,187
Software — 9.1%
(g)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.80%
,
02/24/31 ............. 22,825 22,833,315
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.81%
,
08/15/29 ............. 7,355 5,931,826
Boxer Parent Co., Inc., 1st Lien Term Loan ,
07/30/31
(h)
....................... 18,569 18,563,332
Capstone Borrower, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
06/17/30 ............. 7,360 7,361,402
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.36%
,
01/23/32 ............ 18,269 18,280,168
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.05%
,
03/21/31 ............. 11,724 11,763,892
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.80%
,
03/30/29 ... 23,498 23,529,938
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.21%
,
10/09/28 ................... 8,305 7,944,355

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.46%
,
10/10/29 .................. USD 3,550 $ 3,095,062
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.31%
,
12/09/31 ............. 12,782 12,744,642
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.55%
,
06/26/31 ............. 4,926 4,917,197
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.08%
,
10/09/29 ............. 12,764 12,770,065
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.11%
,
11/15/32
(b)
............. 3,516 3,612,690
Gen Digital, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.11%
,
09/12/29 ................... 22,711 22,671,374
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.86%
,
01/30/32 ............ 15,498 15,475,405
Informatica LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.61%
,
10/27/28 ................... 8,448 8,490,416
Kaseya, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.58%
,
03/22/32 ................... 18,936 18,977,011
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.33%
,
03/01/29 ................... 12,604 12,159,786
MH Sub I LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.61% , 05/03/28 ........... 3,719 3,538,526
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.61% , 12/31/31 ........... 3,974 3,533,327
Planview Parent, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
12/17/27 ............. 1,872 1,829,046
Proofpoint, Inc., 1st Lien Term Loan
08/31/28
(h)
....................... 1,935 1,937,206
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33% , 08/31/28 ........... 12,347 12,361,380
QXO Building Products, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.30%
,
04/30/32 ............. 1,931 1,946,250
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.56%
,
04/24/28 ................... 13,355 13,336,916
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.97% , 12/17/27 ........... 1,447 1,436,829
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.46% , 11/15/29
(b)
.......... 3,785 3,780,118
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.97% , 12/17/27 ........... 473 470,062
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.46% , 06/30/28
(b)
.......... 204 203,290
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.46% , 11/15/29
(b)
.......... 2,014 1,933,867
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 4.36% Floor +
2.00%), 6.33%
,
05/09/31 ............. 18,393 18,450,703
Security
Par (000)
Par (000) Value
Software (continued)
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.31%
,
02/10/31 ................... USD 15,704 $ 15,697,790
VS Buyer LLC, 1st Lien Term Loan , (3-mo. CME
Term SOFR + 2.25%), 6.56%
,
04/14/31 .... 15,128 15,128,287
326,705,473
Specialty Retail — 0.9%
(g)
Fender Musical Instruments Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.46%
,
12/01/28 ............ 925 835,607
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 2.50%
Floor + 0.00%; 3-mo. CME Term SOFR
at 2.50% Floor + 0.00% at 0.00% Floor +
0.00%), 6.83% - 6.86%
,
04/23/31 ........ 5,363 5,362,958
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.75% Floor + 3.00%), 7.33%
,
05/04/28 ... 18,004 18,019,253
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.21%
,
02/11/28 ................... 4,536 4,521,042
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.97% , 10/20/28 ........... 3,548 3,424,544
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.71% , 10/20/28 ........... 1,482 1,442,236
33,605,640
Technology Hardware, Storage & Peripherals — 0.6%
Finastra Usa, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.88%
,
07/30/32
(g)
.................. 19,951 19,751,490
Trading Companies & Distributors — 1.1%
(g)
Core & Main LP, 1st Lien Term Loan D , (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
07/27/28 ................... 11,218 11,241,598
Core & Main LP, 1st Lien Term Loan E , (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
02/10/31 ................... 6,718 6,726,097
Foundation Building Materials, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 8.28%
,
01/29/31 ............ 14,083 13,550,869
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
06/17/31 ................... 1,465 1,469,210
GYP Holdings III Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
05/13/30
(b)
............ 1,955 1,954,744
Herc Holdings, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
06/02/32 ................... 1,610 1,614,701
TMK Hawk Parent Corp., 1st Lien Term Loan ,
(US Prime Rate at 11.00% Floor + 0.00%),
11.00%
,
12/15/31
(b)
................. 244 —
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 1.00% Floor +
2.00%), 6.36%
,
06/29/29
(b)
............ 7,314 4,367,715
40,924,934

Schedule of Investments
(continued)
July 31, 2025
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 1.5%
(g)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.86%
,
09/23/31 ................... USD 17,984 $ 18,024,450
Brown Group Holding LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 4.36% Floor +
2.50%), 6.83%
,
07/01/31 ............. 15,263 15,273,748
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.50% Floor
+ 0.50%; 3-mo. CME Term SOFR at 2.50%
Floor + 0.50% at 0.50% Floor + 0.03%),
6.78% - 6.83%
,
07/01/31 ............. 9,800 9,810,093
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.71%
,
12/15/26
(b)
................. 5,021 4,982,893
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
03/18/30 ................... 5,021 4,959,789
53,050,973
Wireless Telecommunication Services — 0.5%
(g)
Digicel International Finance Ltd., 1st Lien Term
Loan B , 07/30/32
(b) (h)
................. 3,123 3,115,192
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.75%), 8.19%
,
05/01/28 ............ 4,096 4,058,881
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
01/27/31 .............. 9,263 9,291,876
16,465,949
Total Floating Rate Loan Interests — 89 .0%
(Cost: $ 3,200,112,861 ) ............................ 3,179,771,968
Shares
Shares
Investment Companies
Invesco Senior Loan ETF
(i)
.............. 1,896,257 39,688,659
iShares 0-5 Year High Yield Corporate Bond
ETF
(j)
........................... 51,012 2,195,557
iShares Broad USD High Yield Corporate Bond
ETF
(j)
........................... 311,241 11,637,301
Janus Henderson AAA CLO ETF .......... 365,000 18,538,350
SPDR Blackstone Senior Loan ETF
(i)
....... 1,031,353 42,955,852
Total Investment Companies — 3 .2%
(Cost: $ 115,002,902 ) .............................. 115,015,719
Beneficial Interest
(000)
Other Interests
(k)
Broadline Retail — 0.0%
NMG Parent LLC
(a) (b)
................... 16 —
Capital Markets — 0.0%
Millennium Corp. Claim
(b)
................ 15,011 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.0%
IT Services — 0.0%
(a)(b)
Veritas Newco ....................... 14,627 $ 329,108
Veritas Newco, Series G-1 ............... 10,105 227,362
556,470
Machinery — 0.0%
Sirva-Bgrs Holdings, Inc. , 15.25% .......... 1,870 327,238
Total Preferred Securities — 0.0%
(Cost: $ 1,789,736 ) ............................... 883,708
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(a) (b)
16,956 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 93.7%
(Cost: $ 3,369,565,017 ) ............................ 3,346,011,366
Short-Term Securities
Money Market Funds — 11.0%
(j)(l)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(m)
................... 64,588,438 64,614,273
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20% ..................... 328,860,244 328,860,244
Total Short-Term Securities — 11 .0%
(Cost: $ 393,472,114 ) .............................. 393,474,517
Total Investments — 104 .7%
(Cost: $ 3,763,037,131 ) ............................ 3,739,485,883
Liabilities in Excess of Other Assets — (4.7) % ............. (167,341,667)
Net Assets — 100.0% ...............................
$ 3,572,144,216

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Floating Rate Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,703,330, representing 0.08% of its net assets as of period end, and an original cost of $0.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
All or a portion of this security is on loan.
(j)
Affiliate of the Fund.
(k)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)
Annualized 7-day yield as of period end.
(m)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 9,972,987 $ 54,650,549
(a)
$ — $ (10,896) $ 1,633 $ 64,614,273 64,588,438 $ 214,666
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 556,120,299 — (227,260,055)
(a)
— — 328,860,244 328,860,244 17,320,256 —
iShares 0-5 Year High Yield
Corporate Bond ETF .... 2,179,743 — — — 15,814 2,195,557 51,012 156,085 —
iShares Broad USD High Yield
Corporate Bond ETF .... 1,152,793 10,296,536 — — 187,972 11,637,301 311,241 430,819 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... 6,549,922 — (6,474,577) 387,025 (462,370) — — 34,109 —
$ 376,129 $ (256,951) $ 407,307,375 $ 18,155,935 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
July 31, 2025
BlackRock Floating Rate Income Portfolio
Schedule of Investments

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 57,240 EUR 49,081 Standard Chartered Bank 09/17/25 $ 1,058
USD 122,350 EUR 104,838 State Street Bank and Trust Co. 09/17/25 2,346
USD 57,241 EUR 49,081 Toronto Dominion Bank 09/17/25 1,058
$ 4,462
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 % Quarterly 12/20/29 B+ USD 53,200 $ 4,035,706 $ 2,906,721 $ 1,128,985
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 Quarterly 06/20/30 B+ USD 20,000 1,561,119 239,940 1,321,179
$ 5,596,825 $ 3,146,661 $ 2,450,164
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 09/20/25 USD 20,000 $ 330,576 $ (18,603) $ 349,179
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 65,000 1,630,091 (128,712) 1,758,803
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/25 USD 25,000 212,408 (216,153) 428,561
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 25,000 204,113 (235,643) 439,756
$ 2,377,188 $ (599,111) $ 2,976,299
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .34%

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Floating Rate Income Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 3,146,661 $ — $ 2,450,164 $ —
OTC Swaps ................................................................... — (599,111) 2,976,299 —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 4,462 $ — $ — $ 4,462
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 2,450,164 — — — — 2,450,164
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 2,976,299 — 2,976,299
$ — $ 2,450,164 $ — $ 4,462 $ 2,976,299 $ — $ 5,430,925
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. $ — $ — $ — $ — $ 599,111 $ — $ 599,111
(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended July 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts .... $ — $ — $ — $ (160,926) $ — $ — $ (160,926)
Swaps .............................. — 8,186,070 — — 5,260,442 — 13,446,512
$ — $ 8,186,070 $ — $ (160,926) $ 5,260,442 $ — $ 13,285,586
Net Change in Unrealized Appreciation
(Depreciation) on
Forward foreign currency exchange contracts .... $ — $ — $ — $ 66,799 $ — $ — $ 66,799
Swaps .............................. — (3,593,750) — — (607,239) — (4,200,989)
$ — $ (3,593,750) $ — $ 66,799 $ (607,239) $ — $ (4,134,190)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 2,242,308
Credit default swaps
Average notional value — sell protection ................................................................................... 84,550,000
Total return swaps
Average notional value ............................................................................................... 178,625,000

Schedule of Investments
(continued)
July 31, 2025
BlackRock Floating Rate Income Portfolio
Schedule of Investments

Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Forward f oreign currency exchange contracts ................................................................. $ 4,462 $ —
Swaps — centrally cleared .............................................................................. — 102,961
Swaps — OTC
(a)
..................................................................................... 2,976,299 599,111
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 2,980,761 $ 702,072
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— (102,961)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 2,980,761 $ 599,111
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Barclays Bank plc ................................ $ 349,179 $ (18,603) $ — $ — $ 330,576
Morgan Stanley & Co. International plc .................. 2,627,120 (580,508) — (2,046,612) —
Standard Chartered Bank ........................... 1,058 — — — 1,058
State Street Bank and Trust Co. ...................... 2,346 — — — 2,346
Toronto Dominion Bank ............................ 1,058 — — — 1,058
$ 2,980,761 $ (599,111) $ — $ (2,046,612) $ 335,038
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
Barclays Bank plc ................................ $ 18,603 $ (18,603) $ — $ — $ —
Morgan Stanley & Co. International plc .................. 580,508 (580,508) — — —
$ 599,111 $ (599,111) $ — $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Construction & Engineering ................................ $ 34,215 $ — $ — $ 34,215
Financial Services ...................................... — — 3,676,608 3,676,608
Food Products ......................................... — 1,148,130 — 1,148,130
Ground Transportation ................................... — 8,136 — 8,136
Hotels, Restaurants & Leisure .............................. — — 1 1
Household Durables ..................................... — — 248,311 248,311

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Floating Rate Income Portfolio

Level 1 Level 2 Level 3 Total
IT Services ........................................... $ — $ — $ 4,968,368 $ 4,968,368
Machinery ............................................ — — — —
Media ............................................... — — 2,703,330 2,703,330
Trading Companies & Distributors ............................ — — 1,037,113 1,037,113
Transportation Infrastructure ............................... — — 904,055 904,055
Corporate Bonds
Aerospace & Defense .................................... — — — —
Broadline Retail ........................................ — 3,117,620 — 3,117,620
Chemicals ............................................ — 156,065 — 156,065
Electric Utilities ........................................ — — 1 1
Hotels, Restaurants & Leisure .............................. — 3,801,625 — 3,801,625
Household Durables ..................................... — 1,282,026 — 1,282,026
Machinery ............................................ — 1,635,619 — 1,635,619
Pharmaceuticals ....................................... — 4,835,922 — 4,835,922
Transportation Infrastructure ............................... — — 760,053 760,053
Wireless Telecommunication Services ......................... — 600,016 — 600,016
Fixed Rate Loan Interests ................................... — 19,422,757 — 19,422,757
Floating Rate Loan Interests
Aerospace & Defense .................................... — 122,228,621 — 122,228,621
Automobile Components .................................. — 49,199,381 — 49,199,381
Automobiles .......................................... — 7,130,110 — 7,130,110
Beverages ........................................... — 22,152,756 — 22,152,756
Biotechnology ......................................... — 13,436,961 — 13,436,961
Broadline Retail ........................................ — 21,690,582 3,238,737 24,929,319
Building Products ....................................... — 47,270,223 — 47,270,223
Capital Markets ........................................ — 112,360,512 — 112,360,512
Chemicals ............................................ — 106,430,382 7,483,259 113,913,641
Commercial Services & Supplies ............................. — 133,489,569 5,166,560 138,656,129
Communications Equipment ................................ — 9,975,722 — 9,975,722
Construction & Engineering ................................ — 28,610,083 — 28,610,083
Construction Materials .................................... — 69,232,113 — 69,232,113
Consumer Staples Distribution & Retail ........................ — 5,306,102 — 5,306,102
Containers & Packaging .................................. — 53,635,513 — 53,635,513
Distributors ........................................... — 3,696,382 — 3,696,382
Diversified Consumer Services .............................. — 46,010,967 — 46,010,967
Diversified REITs ....................................... — 2,287,639 — 2,287,639
Diversified Telecommunication Services ........................ — 86,685,516 7,909,278 94,594,794
Electric Utilities ........................................ — 27,025,923 — 27,025,923
Electronic Equipment, Instruments & Components ................. — 14,951,887 — 14,951,887
Energy Equipment & Services .............................. — 2,875,056 — 2,875,056
Entertainment ......................................... — 96,625,616 — 96,625,616
Financial Services ...................................... — 154,980,329 — 154,980,329
Food Products ......................................... — 60,770,468 — 60,770,468
Gas Utilities ........................................... — 5,747,559 — 5,747,559
Ground Transportation ................................... — 25,818,283 1,945,058 27,763,341
Health Care Equipment & Supplies ........................... — 17,864,375 — 17,864,375
Health Care Providers & Services ............................ — 115,391,561 55,982 115,447,543
Health Care Technology .................................. — 65,711,653 — 65,711,653
Hotels, Restaurants & Leisure .............................. — 221,918,879 — 221,918,879
Household Durables ..................................... — 31,996,703 — 31,996,703
Independent Power and Renewable Electricity Producers ............ — 7,749,636 — 7,749,636
Industrial Conglomerates .................................. — 27,475,496 571,488 28,046,984
Insurance ............................................ — 144,761,313 — 144,761,313
Interactive Media & Services ............................... — 6,125,110 — 6,125,110
IT Services ........................................... — 191,433,410 — 191,433,410
Leisure Products ....................................... — 2,127,449 — 2,127,449
Life Sciences Tools & Services .............................. — 10,560,049 — 10,560,049
Machinery ............................................ — 144,085,210 2,285,593 146,370,803
Media ............................................... — 77,871,058 2,455,533 80,326,591
Multi-Utilities .......................................... — 14,338,444 — 14,338,444
Oil, Gas & Consumable Fuels ............................... — 35,389,993 — 35,389,993
Passenger Airlines ...................................... — 42,513,356 — 42,513,356
Pharmaceuticals ....................................... — 56,476,841 — 56,476,841
Professional Services .................................... — 98,969,113 4,751,930 103,721,043
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
July 31, 2025
BlackRock Floating Rate Income Portfolio
Schedule of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Semiconductors & Semiconductor Equipment .................... $ — $ 11,020,187 $ — $ 11,020,187
Software ............................................. — 317,175,508 9,529,965 326,705,473
Specialty Retail ........................................ — 33,605,640 — 33,605,640
Technology Hardware, Storage & Peripherals .................... — 19,751,490 — 19,751,490
Trading Companies & Distributors ............................ — 34,602,475 6,322,459 40,924,934
Transportation Infrastructure ............................... — 48,068,080 4,982,893 53,050,973
Wireless Telecommunication Services ......................... — 13,350,757 3,115,192 16,465,949
Investment Companies .................................... 115,015,719 — — 115,015,719
Other Interests .......................................... — — — —
Preferred Securities
IT Services ........................................... — — 556,470 556,470
Machinery ............................................ — 327,238 — 327,238
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 393,474,517 — — 393,474,517
Unfunded Floating Rate Loan Interests
(a)
........................... — 3,659 457 4,116
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (7,880) — (7,880)
$ 508,524,451 $ 3,156,288,974 $ 74,668,694 $ 3,739,482,119
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 2,450,164 $ — $ 2,450,164
Foreign currency exchange contracts ............................ — 4,462 — 4,462
Interest rate contracts ....................................... — 2,976,299 — 2,976,299
$ — $ 5,430,925 $ — $ 5,430,925
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2024 ....................................... $ 9,350,936 $ — $ 163,793,922 $ — $ — $ — $ 173,144,858
Transfers into Level 3 ................................................. 54 — — — — — 54
Transfers out of Level 3 ................................................ — — — — — — —
Accrued discounts/premiums ............................................. — 7,860 252,818 — — — 260,678
Net realized gain .................................................... 1,306,888 — 30,868 77,008 1,074 — 1,415,838
Net change in unrealized appreciation (depreciation)
(a) (b)
........................... 682,669 584,143 (3,435,572) — 169,182 457 (1,999,121)
Purchases ......................................................... 8,056,231 168,051 86,827,307 — 387,288 — 95,438,877
Sales ............................................................ (5,858,992) — (187,655,416) (77,008) (1,074) — (193,592,490)
Closing balance, as of July 31, 2025 ........................................
$ 13,537,786 $ 760,054 $ 59,813,927
$ —
$ 556,470 $ 457 $ 74,668,694
Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2025
(b)
.
$ 682,669 $ 584,143 $ (6,678,327)
$ —
$ 169,182 $ 457 $ (5,241,876)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities

July 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock
Floating Rate
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 3,332,178,508
Investments, at value — affiliated
(c)
.......................................................................................... 407,307,375
Cash ............................................................................................................. 17,186,536
Cash pledged: –
Centrally cleared swaps ................................................................................................ 5,543,000
Foreign currency, at value
(d)
............................................................................................... 137,855
Receivables: –
Investments sold .................................................................................................... 21,338,803
Securities lending income — affiliated ...................................................................................... 18,911
Capital shares sold ................................................................................................... 5,339,111
Dividends — affiliated ................................................................................................. 1,131,938
Interest — unaffiliated ................................................................................................. 11,777,449
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 4,462
OTC swaps ........................................................................................................ 2,976,299
Unfunded floating rate loan interests ....................................................................................... 4,116
Prepaid e xpenses ..................................................................................................... 165,644
Total a ssets .........................................................................................................
3,805,110,007
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 2,130,000
Collateral on securities loaned ............................................................................................. 64,719,851
Payables: –
Investments purchased ................................................................................................ 145,716,836
Swaps   .......................................................................................................... 690
Administration fees ................................................................................................... 174,483
Capital shares redeemed ............................................................................................... 12,322,603
Income dividend distributions ............................................................................................ 3,763,263
Interest expense .................................................................................................... 182,389
Investment advisory fees .............................................................................................. 1,489,913
Trustees' and Officer's fees ............................................................................................. 110,783
Other affiliate fees ................................................................................................... 9,233
Professional fees .................................................................................................... 54,407
Service and distribution fees ............................................................................................. 99,547
Variation margin on centrally cleared swaps .................................................................................. 102,961
Other accrued expenses ............................................................................................... 1,481,841
Swap premiums received ................................................................................................ 599,111
Unrealized depreciation on: –
Unfunded floating rate loan interests ....................................................................................... 7,880
Total li abilities ........................................................................................................
232,965,791
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 3,572,144,216
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 4,054,095,350
Accumulated loss ..................................................................................................... (481,951,134)
NET ASSETS ........................................................................................................
$ 3,572,144,216
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 3,356,052,238
(b)
  Securities loaned, at value ...................................................................................... $ 63,121,812
(c)
  Investments, at cost — affiliated ................................................................................... $ 406,984,893
(d)
  Foreign currency, at cost ....................................................................................... $ 138,577
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
July 31, 2025

Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Floating Rate
Income Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 2,277,179,483
Shares outstanding ...................................................................................................
236,629,834
Net asset value .....................................................................................................
$ 9.62
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 323,195,803
Shares outstanding ...................................................................................................
33,592,715
Net asset value .....................................................................................................
$ 9.62
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 31,360,335
Shares outstanding ...................................................................................................
3,259,381
Net asset value .....................................................................................................
$ 9.62
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 940,408,595
Shares outstanding ...................................................................................................
97,780,875
Net asset value .....................................................................................................
$ 9.62
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations

Year Ended July 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Floating Rate
Income Portfolio
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 8,979,097
Dividends — affiliated ................................................................................................. 17,941,269
Interest — unaffiliated ................................................................................................. 292,484,676
Securities lending income — affiliated — net ................................................................................. 214,666
Payment-in-kind interest — unaffiliated ..................................................................................... 2,898,962
Total investment income .................................................................................................
322,518,670
EXPENSES
Investment advisory .................................................................................................. 20,113,278
Transfer agent — class specific .......................................................................................... 2,710,693
Administration ..................................................................................................... 1,510,527
Service and distribution — class specific .................................................................................... 1,141,113
Administration — class specific .......................................................................................... 816,144
Accounting services .................................................................................................. 608,533
Registration ....................................................................................................... 199,123
Professional ....................................................................................................... 190,852
Trustees and Officer .................................................................................................. 75,719
Printing and postage ................................................................................................. 51,368
Custodian ......................................................................................................... 35,276
Miscellaneous ...................................................................................................... 72,199
Total expenses excluding interest expense .....................................................................................
27,524,825
Interest expense .................................................................................................... 712,524
Total expenses .......................................................................................................
28,237,349
Less: –
Administration fees waived by the Manager — class specific ....................................................................... (12)
Fees waived and/or reimbursed by the Manager ............................................................................... (333,360)
Total expenses after fees waived and/or reimbursed ..............................................................................
27,903,977
Net investment income ..................................................................................................
294,614,693
REALIZED AND UNREALIZED GAIN (LOSS) $ (39,894,576)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (67,800,290)
Investments — affiliated ............................................................................................. 376,129
Forward foreign currency exchange contracts ............................................................................... (160,926)
Foreign currency transactions ......................................................................................... 129,936
Swaps ......................................................................................................... 13,446,512
A
(54,008,639)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 18,501,526
Investments — affiliated ............................................................................................. (256,951)
Forward foreign currency exchange contracts ............................................................................... 66,799
Foreign currency translations .......................................................................................... 7,442
Swaps ......................................................................................................... (4,200,989)
Unfunded floating rate loan interests ..................................................................................... (3,764)
A
14,114,063
Net realized and unrealized loss ............................................................................................
(39,894,576)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 254,720,117

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Floating Rate Income Portfolio
Year Ended
07/31/25
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 294,614,693  $ 349,175,522
Net realized loss .................................................................................. (54,008,639) (32,541,507)
Net change in unrealized appreciation (depreciation) .......................................................... 14,114,063  55,735,462
Net increase in net assets resulting from operations ............................................................. 254,720,117  372,369,477
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (183,738,602) (230,174,538)
Investor A ...................................................................................... (23,207,664) (28,485,101)
Investor C ...................................................................................... (1,998,387) (2,457,488)
Class K ....................................................................................... (89,357,668) (93,137,636)
Decrease in net assets resulting from distributions to shareholders ................................................... (298,302,321) (354,254,763)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (799,697,928) 200,404,747
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (843,280,132) 218,519,461
Beginning of year .................................................................................... 4,415,424,348  4,196,904,887
End of year ........................................................................................
$ 3,572,144,216  $ 4,415,424,348
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Floating Rate Income Portfolio
Institutional
Year Ended
07/31/25
Year Ended
07/31/24
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Net asset value, beginning of period ...........
$ 9.68  $ 9.63  $ 9.53  $ 9.93  $ 9.61  $ 9.95
Net investment income
(a)
...................
0 .70  0 .83  0 .67  0 .38  0 .36  0 .43
Net realized and unrealized gain (loss) ..........
( 0 .06 ) 0 .06  0 .11  ( 0 .41 ) 0 .32  ( 0 .35 )
Net increase (decrease) from investment operations .. 0.64  0.89  0.78  (0.03) 0.68  0.08
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .70 ) ( 0 .84 ) ( 0 .68 ) ( 0 .37 ) ( 0 .36 ) ( 0 .42 )
Return of capital ......................... —  —  ( 0 .00 )
(c)
—  —  —
Total distributions .......................... (0.70) (0.84) (0.68) (0.37) (0.36) (0.42)
Net asset value, end of period ................ $ 9.62  $ 9.68  $ 9.63  $ 9.53  $ 9.93  $ 9.61
Total Return
(d)
Based on net asset value .................... 6.87% 9.59% 8.57%
(e)
(0.27)% 7.14% 0.87%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.69% 0.69% 0.68%
(g)
0.67% 0.70% 0.68%
Total expenses after fees waived and/or reimbursed ..
0.68% 0.68% 0.67%
(g)
0.66% 0.69% 0.67%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.66% 0.68% 0.67%
(g)
0.66% 0.69% 0.67%
Net investment income .....................
7.22% 8.54% 7.69%
(g)
3.89% 3.64% 4.49%
Supplemental Data
Net assets, end of period (000) ................ $ 2,277,179  $ 2,774,795  $ 2,726,042  $ 3,099,810  $ 2,282,592  $ 1,434,116
Portfolio turnover rate ....................... 47% 41%
(h)
25% 41% 47% 80%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Floating Rate Income Portfolio
Investor A
Year Ended
07/31/25
Year Ended
07/31/24
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Net asset value, beginning of period ...........
$ 9.68  $ 9.63  $ 9.52  $ 9.93  $ 9.61  $ 9.95
Net investment income
(a)
...................
0 .67  0 .80  0 .65  0 .35  0 .34  0 .41
Net realized and unrealized gain (loss) ..........
( 0 .05 ) 0 .06  0 .12  ( 0 .41 ) 0 .31  ( 0 .36 )
Net increase (decrease) from investment operations .. 0.62  0.86  0.77  (0.06) 0.65  0.05
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .68 ) ( 0 .81 ) ( 0 .66 ) ( 0 .35 ) ( 0 .33 ) ( 0 .39 )
Return of capital ......................... —  —  ( 0 .00 )
(c)
—  —  —
Total distributions .......................... (0.68) (0.81) (0.66) (0.35) (0.33) (0.39)
Net asset value, end of period ................ $ 9.62  $ 9.68  $ 9.63  $ 9.52  $ 9.93  $ 9.61
Total Return
(d)
Based on net asset value .................... 6.60% 9.32% 8.45%
(e)
(0.61)% 6.89% 0.60%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.95% 0.94% 0.92%
(g)
0.91% 0.94% 0.95%
Total expenses after fees waived and/or reimbursed ..
0.94% 0.92% 0.91%
(g)
0.90% 0.94% 0.94%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.92% 0.92% 0.91%
(g)
0.90% 0.94% 0.94%
Net investment income .....................
6.95% 8.31% 7.45%
(g)
3.62% 3.43% 4.20%
Supplemental Data
Net assets, end of period (000) ................ $ 323,196  $ 339,424  $ 339,621  $ 386,590  $ 319,889  $ 292,670
Portfolio turnover rate ....................... 47% 41%
(h)
25% 41% 47% 80%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Floating Rate Income Portfolio
Investor C
Year Ended
07/31/25
Year Ended
07/31/24
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Net asset value, beginning of period ..........
$ 9.68  $ 9.63  $ 9.53  $ 9.93  $ 9.61  $ 9.95
Net investment income
(a)
..................
0 .60  0 .73  0 .58  0 .28  0 .26  0 .33
Net realized and unrealized gain (loss) .........
( 0 .05 ) 0 .06  0 .12  ( 0 .40 ) 0 .32  ( 0 .35 )
Net increase (decrease) from investment operations . 0.55  0.79  0.70  (0.12) 0.58  (0.02)
Distributions
(b)
– – – – – –
From net investment income ............... ( 0 .61 ) ( 0 .74 ) ( 0 .60 ) ( 0 .28 ) ( 0 .26 ) ( 0 .32 )
Return of capital ........................ —  —  ( 0 .00 )
(c)
—  —  —
Total distributions ......................... (0.61) (0.74) (0.60) (0.28) (0.26) (0.32)
Net asset value, end of period ............... $ 9.62  $ 9.68  $ 9.63  $ 9.53  $ 9.93  $ 9.61
Total Return
(d)
Based on net asset value ................... 5.82% 8.50% 7.57%
(e)
(1.26)% 6.06% (0.16)%
Ratios to Average Net Assets
(f)
Total expen ses ..........................
1.68% 1.70% 1.69%
(g)
1.67% 1.72% 1.72%
Total expenses after fees waived and/or reimbursed .
1.68% 1.69% 1.68%
(g)
1.66% 1.71% 1.71%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ................
1.66% 1.69% 1.68%
(g)
1.66% 1.71% 1.71%
Net investment income ....................
6.21% 7.54% 6.68%
(g)
2.86% 2.67% 3.47%
Supplemental Data
Net assets, end of period (000) ............... $ 31,360  $ 31,921  $ 34,067  $ 38,141  $ 36,581  $ 45,261
Portfolio turnover rate ...................... 47% 41%
(h)
25% 41% 47% 80%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Floating Rate Income Portfolio
Class K
Year Ended
07/31/25
Year Ended
07/31/24
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Net asset value, beginning of period ...........
$ 9.68  $ 9.63  $ 9.52  $ 9.92  $ 9.61  $ 9.95
Net investment income
(a)
...................
0 .70  0 .83  0 .67  0 .39  0 .36  0 .43
Net realized and unrealized gain (loss) ..........
( 0 .05 ) 0 .07  0 .13  ( 0 .41 ) 0 .32  ( 0 .35 )
Net increase (decrease) from investment operations .. 0.65  0.90  0.80  (0.02) 0.68  0.08
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .71 ) ( 0 .85 ) ( 0 .69 ) ( 0 .38 ) ( 0 .37 ) ( 0 .42 )
Return of capital ......................... —  —  ( 0 .00 )
(c)
—  —  —
Total distributions .......................... (0.71) (0.85) (0.69) (0.38) (0.37) (0.42)
Net asset value, end of period ................ $ 9.62  $ 9.68  $ 9.63  $ 9.52  $ 9.92  $ 9.61
Total Return
(d)
Based on net asset value .................... 6.97% 9.68% 8.76%
(e)
(0.18)% 7.12% 0.92%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.60% 0.61% 0.60%
(g)
0.57% 0.61% 0.63%
Total expenses after fees waived and/or reimbursed ..
0.59% 0.60% 0.59%
(g)
0.57% 0.61% 0.62%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.58% 0.60% 0.59%
(g)
0.57% 0.61% 0.62%
Net investment income .....................
7.31% 8.59% 7.70%
(g)
3.96% 3.68% 4.46%
Supplemental Data
Net assets, end of period (000) ................ $ 940,409  $ 1,269,285  $ 1,097,174  $ 1,617,756  $ 1,429,784  $ 569,739
Portfolio turnover rate ....................... 47% 41%
(h)
25% 41% 47% 80%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Floating Rate Income Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)

Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities

Notes to Financial Statements
(continued)

Notes to Financial Statements
issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock Floating Rate
Income Portfolio Citrin Cooperman Advisors LLC, Delayed Draw 1st Lien Term Loan $ 388,176 $ 386,235 $ 388,176 $ 1,941
BlackRock Floating Rate
Income Portfolio
Clydesdale Acquisition Holdings, Inc., Delayed Draw 1st Lien Term
Loan B ........................................ 164,516 164,546 164,362 (184)
BlackRock Floating Rate
Income Portfolio Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 392,273 391,782 392,394 612
BlackRock Floating Rate
Income Portfolio Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 260,741 259,437 260,543 1,106
BlackRock Floating Rate
Income Portfolio Signia Aerospace LLC, Delayed Draw 1st Lien Term Loan ..... 182,932 182,475 182,932 457
BlackRock Floating Rate
Income Portfolio SWF Holdings I Corp., Delayed Draw 1st Lien Term Loan ...... 2,466,664 2,466,664 2,458,968 (7,696)
$ (3,764)

Notes to Financial Statements
(continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the
Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 25,116,000 $ (25,116,000) $ — $ —
Citigroup Global Markets, Inc. ........................ 18,657,242 (18,657,242) — —
National Financial Services LLC ....................... 7,383,141 (7,383,141) — —
Toronto-Dominion Bank ............................ 1,952,769 (1,952,769) — —
UBS Securities LLC ............................... 10,012,660 (10,012,660) — —
$ 63,121,812 $ (63,121,812) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
$3 billion - $10 billion .................................................................................................... 0.450
Greater than $10 billion ................................................................................................... 0.440

Notes to Financial Statements
(continued)

Notes to Financial Statements
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution  and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended July 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended July 31, 2025, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the
Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year  ended  July 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended July 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the year  ended  July 31, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A
Shares for a total of $21,815 .
For the year ended July 31, 2025, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent  Trustees , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended July
31, 2025 , the amount waived was $ 291,618 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0 .25% — %
Investor C ................................................................................................. 0 .25 0 .75
Investor A Investor C Total
Service and distribution - class specific ............................................................. $ 823,754 $ 317,359 $ 1,141,113
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 502,465 $ 65,900 $ 6,347 $ 241,432 $ 816,144
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 4,627 $ 6,265 $ 2,159 $ 2,271 $ 15,322
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 2,319,593 $ 322,513 $ 27,628 $ 40,959 $ 2,710,693
Investor A $ 3,398
Investor C 6,191

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

reimbursed by the Manager in the Statement of Operations. For the year ended July 31, 2025, the Manager waived $41,742 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific in the Statement of
Operations. For the year ended July 31, 2025, class specific expense waivers and/or reimbursements are as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended July
31, 2025, the Fund paid BIM $50,117 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statement of Operations.
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 0 .70% 1 .05% 1 .80% 0 .65%
Administration Fees
Waived by the Manager
— Class Specific
Institutional ....................................................................................................... $ 12

Notes to Financial Statements
(continued)

Notes to Financial Statements
7. PURCHASES AND SALES
For the year ended July 31, 2025, purchases and sales of investments, including paydowns/payups excluding short-term securities, were $1,775,418,073 and $2,339,233,263, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of July 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency exchange contracts, the accrual of income on securities in default, the timing and recognition of partnership income, the accounting for swap agreements and the deferral of compensation to Trustees.
As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Of the aggregate $2.40 billion commitment amount,
$650 million is specifically designated to the Fund and another participating Fund. The remaining $1.75 billion commitment is available to all Participating Funds, but the
Fund can borrow up to an additional $350 million in the aggregate of the remaining aggregate commitment, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a)
Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of Daily Simple Secured Overnight Financing Rate (“SOFR”)
(but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and 0.80% per annum. The agreement expires in April 2026 unless extended or renewed.
Prior to April 30, 2024, the aggregate commitment amount was $2.50 billion and the fee was 0.10% per annum. The Fund paid an upfront commitment fee of 0.04% on new commitments of $250 million, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events
Fund Name
Year Ended
07/31/25
Year Ended
07/31/24
BlackRock Floating Rate Income Portfolio
Ordinary income ...................................................................................... $ 298,302,321 $ 354,254,763
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Floating Rate Income Portfolio ........................................ $ 6,203,477 $ (466,435,025) $ (21,719,586) $ (481,951,134)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Floating Rate Income Portfolio .................................. $ 3,763,800,844 $ 34,692,780 $ (56,307,677) $ (21,614,897)

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)

Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/25
Year Ended
07/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Floating Rate Income Portfolio
Institutional
Shares sold .............................................
94,559,264 $ 911,680,107 106,812,491 $ 1,033,910,137
Shares issued in reinvestment of distributions ........................
16,685,464 160,801,110 20,934,718 202,509,100
Shares redeemed .........................................
(161,211,799) (1,545,198,342) (124,151,037) (1,199,514,900)
(49,967,071) $ (472,717,125) 3,596,172 $ 36,904,337
Investor A
Shares sold and automatic conversion of shares .......................
9,883,066 $ 95,228,786 8,176,319 $ 79,039,102
Shares issued in reinvestment of distributions ........................
2,025,128 19,505,388 2,504,273 24,217,245
Shares redeemed .........................................
(13,383,866) (128,781,140) (10,880,518) (105,135,639)
(1,475,672) $ (14,046,966) (199,926) $ (1,879,292)
Investor C
Shares sold .............................................
1,187,486 $ 11,441,315 1,020,787 $ 9,863,391
Shares issued in reinvestment of distributions ........................
187,706 1,807,722 233,236 2,255,543
Shares redeemed and automatic conversion of shares ..................
(1,413,553) (13,604,823) (1,493,629) (14,426,478)
(38,361) $ (355,786) (239,606) $ (2,307,544)
Class K
Shares sold .............................................
63,114,301 $ 609,627,245 83,086,873 $ 805,217,735
Shares issued in reinvestment of distributions ........................
8,511,978 82,000,507 8,286,345 80,091,418
Shares redeemed .........................................
(105,009,937) (1,004,205,803) (74,167,256) (717,621,907)
(33,383,658) $ (312,578,051) 17,205,962 $ 167,687,246
(84,864,762) $ (799,697,928) 20,362,602 $ 200,404,747

Report of Independent Registered Public Accounting Firm
2025
BlackRock Annual Financial Statements and Additional Information

To the Shareholders of BlackRock Floating Rate Income Portfolio and the Board of Trustees of BlackRock Funds V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Floating Rate Income Portfolio of BlackRock Funds V (the “Fund”), including the schedule of investments, as of July 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the ”financial statements and financial highlights”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 23, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.
Fund Financial Highlights
BlackRock Floating Rate Income Portfolio For each of the two years in the period ended July 31, 2025, for the period from September 1, 2022 through July 31, 2023, and for each of the three years in the period ended August 31, 2022

Important Tax Information
(unaudited)

Important Tax Information
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July
31, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2025:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2025:
Fund Name Federal Obligation Interest
BlackRock Floating Rate Income Portfolio .................................................................................. $ 7,860,736
Fund Name Interest Dividends
BlackRock Floating Rate Income Portfolio .................................................................................. $ 298,801,737
Fund Name
Interest-Related
Dividends
BlackRock Floating Rate Income Portfolio .................................................................................. $ 274,355,622

Additional Information
2025
BlackRock Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Company is paid by the Company, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
2025
BlackRock Annual Financial Statements and Additional Information

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on May 8, 2025 (the “May
Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Floating Rate Income Portfolio (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the
Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by
BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services;
oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of
BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of
BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The
Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the third, first and first quartiles, respectively, against its Performance
Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
ETF Exchange-Traded Fund
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: September 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: September 23, 2025

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: September 23, 2025